PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Balanced Income Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 14.9%
780,872
(1)(2)
Agate Bay Mortgage
Trust 2015-1 B4,
3.631%,
01/25/2045 $ 631,549
0.1
35,529
(2)
Alternative Loan Trust
2004-J7 M1, 4.994%,
(TSFR1M + 1.134%),
10/25/2034 34,893
0.0
34,119  Alternative Loan Trust
2005-65CB 2A4,
5.500%,
12/25/2035 24,300
0.0
64,412
(2)
Alternative Loan Trust
2005-J2 1A12, 5.369%,
(TSFR1M + 0.514%),
04/25/2035 48,970
0.0
15,020  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 7,642
0.0
70,839
(2)
Alternative Loan Trust
2006-19CB A12,
5.369%, (TSFR1M +
0.514%),
08/25/2036 31,433
0.0
22,333
(2)
Alternative Loan
Trust 2007-23CB A3,
5.469%, (TSFR1M +
0.614%),
09/25/2037 8,196
0.0
95,833
(2)
Alternative Loan
Trust 2007-2CB 2A1,
5.569%, (TSFR1M +
0.714%),
03/25/2037 40,028
0.0
600,000
(1)
Arroyo Mortgage Trust
2022-1 A3, 3.650%,
12/25/2056 493,934
0.1
17,828
(2)
Bear Stearns ALT-A
Trust 2005-7 21A1,
6.339%,
09/25/2035 14,498
0.0
500,000
(1)(2)
Bellemeade Re Ltd.
2022-1 M1C, 8.980%,
(SOFR30A + 3.700%),
01/26/2032 511,770
0.1
2,980,763
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-4 B2, 6.237%,
03/25/2055 3,019,389
0.6
187,834
(1)(2)
Chase Mortgage
Finance Corp. 2016-
SH1 M2, 3.750%,
04/25/2045 174,124
0.0
134,669
(1)(2)
CIM Trust 2019-INV2
A3, 4.000%,
05/25/2049 128,526
0.0
409,167
(1)(2)
CIM Trust 2019-J1 B2,
3.934%,
08/25/2049 382,398
0.1
92,741
(1)(2)
CIM Trust 2019-
J2 A13, 3.500%,
10/25/2049 85,216
0.0
44,082
(2)
Citigroup Mortgage
Loan Trust 2006-
AR2 1A1, 5.594%,
03/25/2036 34,271
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
22,664
(2)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.972%,
09/25/2037 $ 20,092
0.0
1,995,679
(1)
Citigroup Mortgage
Loan Trust 2024-1 B3,
6.826%,
07/25/2054 2,041,645
0.4
100,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
8.395%, (SOFR30A +
3.114%),
01/25/2040 102,513
0.0
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R06 1M2,
9.130%, (SOFR30A +
3.850%),
05/25/2042 531,804
0.1
800,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R07 1M2,
9.913%, (SOFR30A +
4.650%),
06/25/2042 865,839
0.2
700,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R08 1M2,
8.880%, (SOFR30A +
3.600%),
07/25/2042 740,262
0.1
2,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R04 1B1,
10.613%, (SOFR30A +
5.350%),
05/25/2043 2,208,194
0.4
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R06 1B1,
7.393%, (SOFR30A +
2.050%),
09/25/2044 1,005,781
0.2
2,502,465
(3)
Fannie Mae Interest
Strip 367 2, 5.500%,
01/25/2036 471,103
0.1
3,114,201
(3)
Fannie Mae Interest
Strip 407 C8, 5.500%,
01/25/2039 679,067
0.1
3,668,954
(2)(3)
Fannie Mae Interest
Strip 427 C100,
2.673%,
01/25/2052 505,135
0.1
3,426,212
(3)
Fannie Mae Interest
Strip 441 C2, 3.000%,
04/25/2039 324,208
0.1
563,667
(2)(3)
Fannie Mae REMIC
Trust 2005-
66 LS, 1.235%,
(-1.000*SOFR30A +
6.516%),
07/25/2035 53,432
0.0
663,965
(2)(3)
Fannie Mae REMIC
Trust 2008-
36 YI, 1.805%,
(-1.000*SOFR30A +
7.086%),
07/25/2036 50,606
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
337,913
(2)(3)
Fannie Mae REMIC
Trust 2010-
59 NS, 0.375%,
(-1.000*SOFR30A +
5.656%),
06/25/2040 $ 25,520
0.0
1,083,208
(3)
Fannie Mae REMIC
Trust 2012-121 ID,
3.000%,
11/25/2027 33,680
0.0
2,559,190
(2)(3)
Fannie Mae REMIC
Trust 2012-
144 SC, 0.705%,
(-1.000*SOFR30A +
5.986%),
01/25/2043 320,079
0.1
1,014,515
(2)(3)
Fannie Mae REMIC
Trust 2012-151
WS, 0.805%,
(-1.000*SOFR30A +
6.086%),
03/25/2042 69,797
0.0
5,744,245
(2)(3)
Fannie Mae REMIC
Trust 2012-
30 SA, 0.555%,
(-1.000*SOFR30A +
5.836%),
04/25/2042 616,432
0.1
1,724,901
(2)(3)
Fannie Mae REMIC
Trust 2012-
35 LS, 1.205%,
(-1.000*SOFR30A +
6.486%),
04/25/2041 90,844
0.0
3,577,484
(2)(3)
Fannie Mae REMIC
Trust 2013-
130 SB, 0.655%,
(-1.000*SOFR30A +
5.936%),
01/25/2044 392,179
0.1
1,090,011
(2)(3)
Fannie Mae REMIC
Trust 2013-
20 SK, 0.805%,
(-1.000*SOFR30A +
6.086%),
05/25/2041 28,848
0.0
2,219,904
(3)
Fannie Mae REMIC
Trust 2013-67 IL,
6.500%,
07/25/2043 333,135
0.1
1,316,440
(3)
Fannie Mae REMIC
Trust 2013-71 AI,
3.000%,
07/25/2028 47,359
0.0
5,042,667
(2)(3)
Fannie Mae REMIC
Trust 2014-
38 S, 0.705%,
(-1.000*SOFR30A +
5.986%),
07/25/2044 580,256
0.1
5,358,187
(2)(3)
Fannie Mae REMIC
Trust 2016-
29 SB, 0.655%,
(-1.000*SOFR30A +
5.936%),
05/25/2046 647,599
0.1
124,550
(2)(3)
Fannie Mae REMIC
Trust 2018-
86 DS, 0.705%,
(-1.000*SOFR30A +
5.986%),
12/25/2048 10,144
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,235,683
(3)
Fannie Mae REMIC
Trust 2019-13 IB,
6.000%,
09/25/2039 $ 255,548
0.0
3,144,623
(3)
Fannie Mae REMIC
Trust 2020-14 AI,
3.500%,
03/25/2050 552,349
0.1
8,217,166
(3)
Fannie Mae REMIC
Trust 2021-56 QI,
4.500%,
09/25/2051 2,103,313
0.4
9,663,655
(3)
Fannie Mae REMIC
Trust 2021-8 DI,
3.500%,
03/25/2051 2,047,376
0.4
174,310
(1)(2)
Flagstar Mortgage Trust
2017-1 1A7, 3.500%,
03/25/2047 162,468
0.0
724,472
(1)(2)
Flagstar Mortgage Trust
2017-1 B3, 3.633%,
03/25/2047 666,437
0.1
80,952
(1)(2)
Flagstar Mortgage Trust
2018-1 B3, 3.939%,
03/25/2048 74,692
0.0
336,010
(1)(2)
Flagstar Mortgage Trust
2018-3INV A3, 4.000%,
05/25/2048 319,294
0.1
793,738
(1)(2)
Flagstar Mortgage Trust
2021-2 A4, 2.500%,
04/25/2051 661,600
0.1
540,043
(1)(2)
Flagstar Mortgage Trust
2021-2 B3, 2.783%,
04/25/2051 452,681
0.1
350,563
(2)(3)
Freddie Mac
REMIC Trust
3318 KS, 0.953%,
(-1.000*SOFR30A +
6.296%),
05/15/2037 34,367
0.0
4,681,152
(3)
Freddie Mac REMIC
Trust 3788 IO,
6.000%,
01/15/2041 1,016,406
0.2
393,360
(2)(3)
Freddie Mac
REMIC Trust
3879 SL, 1.143%,
(-1.000*SOFR30A +
6.486%),
01/15/2041 19,839
0.0
7,961,210
(2)(3)
Freddie Mac
REMIC Trust
3990 SG, 1.093%,
(-1.000*SOFR30A +
6.436%),
01/15/2042 926,306
0.2
1,635,627
(2)(3)
Freddie Mac
REMIC Trust
3998 SA, 0.993%,
(-1.000*SOFR30A +
6.336%),
02/15/2042 203,129
0.0
5,765,235
(2)(3)
Freddie Mac
REMIC Trust
4094 SP, 0.593%,
(-1.000*SOFR30A +
5.936%),
08/15/2042 636,931
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,786,601
(2)(3)
Freddie Mac
REMIC Trust
4120 CS, 0.743%,
(-1.000*SOFR30A +
6.086%),
10/15/2032 $ 121,445
0.0
1,573,210
(2)(3)
Freddie Mac
REMIC Trust
4120 JS, 0.743%,
(-1.000*SOFR30A +
6.086%),
10/15/2032 103,506
0.0
147,871
(3)
Freddie Mac REMIC
Trust 4141 EI, 3.000%,
09/15/2027 757
0.0
3,259,765
(2)(3)
Freddie Mac
REMIC Trust 4143
MS, 1.243%,
(-1.000*SOFR30A +
6.586%),
12/15/2042 450,696
0.1
832,719
(3)
Freddie Mac REMIC
Trust 4153 IB, 2.500%,
01/15/2028 21,807
0.0
1,538,260
(2)(3)
Freddie Mac
REMIC Trust 4517
KI, 10.280%,
(-1.000*SOFR30A +
1.030%),
04/15/2043 13,576
0.0
2,023,336
(3)
Freddie Mac REMIC
Trust 4596 DI, 3.500%,
06/15/2046 381,633
0.1
1,462,429
(2)(3)
Freddie Mac
REMIC Trust
4619 KS, 3.760%,
(-1.000*SOFR30A +
4.136%),
06/15/2039 90,492
0.0
5,320,064
(3)
Freddie Mac REMIC
Trust 4906 DI, 4.500%,
09/25/2049 1,128,537
0.2
1,087,923
(3)
Freddie Mac REMIC
Trust 5013 IP, 2.000%,
09/25/2050 134,820
0.0
2,103,286
(3)
Freddie Mac REMIC
Trust 5037 IO,
3.000%,
11/25/2050 330,935
0.1
119,776
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA5 M2, 6.930%,
(SOFR30A + 1.650%),
01/25/2034 120,399
0.0
600,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 9.030%,
(SOFR30A + 3.750%),
12/25/2041 618,189
0.1
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 7.630%,
(SOFR30A + 2.350%),
12/25/2041 1,014,006
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,600,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 7.680%,
(SOFR30A + 2.400%),
02/25/2042 $ 1,638,413
0.3
400,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA4 M1B, 8.630%,
(SOFR30A + 3.350%),
05/25/2042 419,754
0.1
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA5 M1B, 9.780%,
(SOFR30A + 4.500%),
06/25/2042 1,073,681
0.2
145,963
(2)(3)
Freddie Mac Strips
239 S30, 2.243%,
(-1.000*SOFR30A +
7.586%),
08/15/2036 21,023
0.0
13,597,876
(2)(3)
Freddie Mac Strips
353 S1, 0.543%,
(-1.000*SOFR30A +
5.886%),
12/15/2046 1,604,139
0.3
1,902,213
(3)
Freddie Mac Strips
365 C57, 3.500%,
11/15/2048 309,101
0.1
1,745,340
(3)
Freddie Mac Strips 365
C9, 3.500%,
05/15/2049 298,427
0.1
32,022,702
(3)
Freddie Mac Strips
389 C32, 2.500%,
07/15/2037 1,730,580
0.3
4,136,545
(3)
Freddie Mac Strips 389
C6, 3.500%,
10/15/2037 381,970
0.1
1,627,040
(1)(2)
GCAT Trust 2024-
INV3 A13, 6.000%,
09/25/2054 1,635,125
0.3
669,249
(2)(3)
Ginnie Mae 2013-
148 DS, 0.469%,
(-1.000*TSFR1M +
5.566%),
10/16/2043 56,943
0.0
2,899,298
(3)
Ginnie Mae 2015-20
CI, 3.500%,
02/20/2030 173,564
0.0
207,275
(3)
Ginnie Mae 2015-42
IY, 5.500%,
08/20/2039 11,823
0.0
5,306,772
(3)
Ginnie Mae 2015-60
PI, 4.000%,
04/20/2045 1,027,977
0.2
3,411,022
(2)(3)
Ginnie Mae 2019-
23 MT, 0.600%,
(-1.000*TSFR1M +
6.586%),
03/20/2042 55,042
0.0
2,199,810
(3)
Ginnie Mae 2019-78
IC, 4.500%,
06/20/2049 466,985
0.1
7,270,226
(3)
Ginnie Mae 2020-146
IM, 2.500%,
10/20/2050 1,034,858
0.2
13,681,026
(3)
Ginnie Mae 2020-146
IO, 3.500%,
10/20/2050 2,527,984
0.5
3,036,726
(3)
Ginnie Mae 2020-79
IO, 3.500%,
06/20/2050 524,088
0.1
8,966,225
(3)
Ginnie Mae 2020-97
UI, 4.500%,
07/20/2050 1,894,793
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,579,274
(3)
Ginnie Mae 2022-10
GI, 4.500%,
01/20/2052 $ 1,577,952
0.3
28,711
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 27,549
0.0
147,044
(1)(2)
GS Mortgage-Backed
Securities Trust 2020-
NQM1 A2, 1.791%,
09/27/2060 139,393
0.0
12,767
(2)
HomeBanc Mortgage
Trust 2004-1 2A,
5.829%, (TSFR1M +
0.974%),
08/25/2029 12,389
0.0
752,806
(1)
Hundred Acre Wood
Trust 2021-INV1 A27,
2.500%,
07/25/2051 630,338
0.1
26,799
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A15,
3.990%,
08/25/2049 25,742
0.0
875,378
(1)(2)
J.P. Morgan Mortgage
Trust 2022-5 A9,
2.800%,
09/25/2052 748,226
0.1
341,284
(1)(2)
JP Morgan Mortgage
Trust 2016-4 A13,
3.500%,
10/25/2046 316,734
0.1
691,858
(1)(2)
JP Morgan Mortgage
Trust 2017-5 B2,
5.425%,
10/26/2048 676,499
0.1
990,747
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B2,
3.702%,
09/25/2048 902,750
0.2
642,996
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.709%,
10/25/2048 587,319
0.1
842,730
(1)(2)
JP Morgan Mortgage
Trust 2018-5 A13,
3.500%,
10/25/2048 768,640
0.1
101,398
(1)(2)
JP Morgan Mortgage
Trust 2018-8 A13,
4.000%,
01/25/2049 96,436
0.0
39,820
(1)(2)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 38,003
0.0
35,153
(1)(2)
JP Morgan Mortgage
Trust 2019-5 A3,
4.000%,
11/25/2049 33,700
0.0
14,896
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 13,721
0.0
884,691
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.936%,
10/25/2049 860,992
0.2
512,577
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.668%,
12/25/2049 493,947
0.1
20,382
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 A5,
3.500%,
03/25/2050 20,005
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
148,085
(1)(2)
JP Morgan Mortgage
Trust 2020-3 A15,
3.500%,
08/25/2050 $ 135,634
0.0
127,080
(1)(2)
JP Morgan Mortgage
Trust 2020-5 A15,
3.000%,
12/25/2050 111,448
0.0
1,000,000
(1)(2)
JP Morgan Mortgage
Trust 2021-3 A5,
2.500%,
07/25/2051 706,937
0.1
1,500,000
(1)(2)
JP Morgan Mortgage
Trust 2024-9 A9A,
5.500%,
02/25/2055 1,494,316
0.3
2,494,993
(1)(2)
JP Morgan Mortgage
Trust Series 2024-6
B3, 6.954%,
12/25/2054 2,604,268
0.5
982,275
(1)(2)
JP Morgan Mortgage
Trust Series 2024-8
A9, 6.000%,
01/25/2055 985,928
0.2
429,387
(1)(2)
Mello Mortgage Capital
Acceptance 2018-
MTG2 B1, 4.363%,
10/25/2048 413,539
0.1
200,000
(1)(2)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 193,278
0.0
2,095,533
(1)(2)
Mill City Mortgage Loan
Trust 2018-3 M1,
3.250%,
08/25/2058 1,990,663
0.4
1,491,798
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-3 A7,
6.000%,
07/25/2054 1,502,940
0.3
94,951
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 90,472
0.0
1,383,153
(1)(2)
Oceanview Mortgage
Trust 2022-1 AF,
5.000%, (SOFR30A +
0.850%),
12/25/2051 1,287,477
0.2
6,772  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 5,955
0.0
400,000
(1)(2)
Provident Funding
Mortgage Trust 2021-
J1 A10, 2.000%,
10/25/2051 253,667
0.0
430,586
(1)(2)
RATE Mortgage
Trust 2021-HB1 A31,
2.500%,
12/25/2051 358,108
0.1
450,503
(1)(2)
RCKT Mortgage Trust
2021-1 B3, 2.719%,
03/25/2051 373,833
0.1
623,009
(1)(2)
RCKT Mortgage Trust
2021-4 A21, 2.500%,
09/25/2051 518,531
0.1
997,408
(1)(2)
Sequoia Mortgage Trust
2019-2 B2, 4.247%,
06/25/2049 953,656
0.2
998,876
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.247%,
06/25/2049 933,314
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
78,985
(1)(2)
Sequoia Mortgage Trust
2019-4 A19, 3.500%,
11/25/2049 $ 72,361
0.0
338,591
(1)(2)
Sequoia Mortgage Trust
2019-5 A7, 3.500%,
12/25/2049 310,264
0.1
6,513
(1)(2)
Sequoia Mortgage Trust
2019-CH2 A1, 4.500%,
08/25/2049 6,456
0.0
639,727
(1)(2)
Sequoia Mortgage Trust
2021-3 B3, 2.651%,
05/25/2051 522,195
0.1
857,366
(1)(2)
Sequoia Mortgage Trust
2023-2 A1, 5.000%,
03/25/2053 842,611
0.2
269,342
(1)(2)
Sequoia Mortgage Trust
2024-3 A19, 6.000%,
04/25/2054 269,334
0.0
2,434,534
(1)(2)
Sequoia Mortgage Trust
2024-8 A20, 5.500%,
09/25/2054 2,418,792
0.4
2,000,000
(1)(2)
Sequoia Mortgage Trust
2024-9 A20, 5.500%,
10/25/2054 1,989,468
0.4
520,703
(1)(2)
Towd Point Mortgage
Trust 2015-4 M2,
3.750%,
04/25/2055 517,368
0.1
227,821
(1)(2)
Triangle Re Ltd.
2021-3 M1B, 8.180%,
(SOFR30A + 2.900%),
02/25/2034 230,689
0.0
547,637
(1)(2)
Verus Securitization
Trust 2021-3 A1,
1.046%,
06/25/2066 479,861
0.1
30,094
(2)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 A1C3,
5.989%, (TSFR1M +
1.134%),
08/25/2045 29,740
0.0
13,444
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
4.020%,
10/25/2036 12,273
0.0
89,382
(2)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.306%,
12/25/2036 80,467
0.0
14,051
(2)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 5.949%,
(TSFR1M + 1.094%),
10/25/2045 13,567
0.0
115,446
(2)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR6 2A, 6.083%,
(12MTA + 0.960%),
08/25/2046 63,408
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,914
(2)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 5.399%, (TSFR1M
+ 0.544%),
06/25/2037 $ 7,283
0.0
501,151
(1)(2)
Wells Fargo Mortgage
Backed Securities
2018-1 B3, 3.655%,
07/25/2047 450,758
0.1
7,170
(2)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
6.169%,
04/25/2036 7,010
0.0
10,766
(2)
Wells Fargo Mortgage
Backed Securities Trust
2007-AR7 A1, 6.234%,
12/28/2037 9,525
0.0
Total Collateralized
Mortgage Obligations
(Cost $84,236,978)
81,234,223
14.9
COMMERCIAL MORTGAGE-BACKED SECURITIES : 11.5%
500,000
(1)(2)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF2 E,
2.000%,
06/15/2054 321,722
0.1
500,000
(1)(2)
AREIT Trust 2021-
CRE5 D, 7.847%,
(TSFR1M + 2.764%),
11/17/2038 491,212
0.1
500,000
(1)
ARZ Trust 2024-BILT
C, 6.361%,
06/11/2029 515,907
0.1
1,000,000
(1)(2)
BAMLL Trust 2024-
BHP A, 7.447%,
(TSFR1M + 2.350%),
08/15/2039 1,005,836
0.2
500,000
(1)
BANK 2017-BNK4 D,
3.357%,
05/15/2050 341,488
0.1
670,000
(1)
BANK 2017-BNK8 D,
2.600%,
11/15/2050 340,324
0.1
3,000,000
(2)(3)
BANK 2017-BNK8 XB,
0.229%,
11/15/2050 16,227
0.0
920,418
(2)(3)
BANK 2019-BN16 XA,
1.096%,
02/15/2052 30,229
0.0
3,538,409
(2)(3)
BANK 2019-BN21 XA,
0.956%,
10/17/2052 117,409
0.0
1,234,000
(2)
Bank of America Merrill
Lynch Commercial
Mortgage Trust 2017-
BNK3 B, 3.879%,
02/15/2050 1,178,389
0.2
1,000,000  BANK5 2024-5YR8
A3, 5.884%,
08/15/2057 1,056,516
0.2
2,180,000
(1)(2)(3)
BBCCRE Trust 2015-
GTP XA, 0.749%,
08/10/2033 8,130
0.0
4,629,791
(2)(3)
BBCMS Mortgage Trust
2022-C17 XA, 1.325%,
09/15/2055 330,957
0.1
750,000  BBCMS Mortgage Trust
2024-5C29 B, 5.858%,
09/15/2057 769,973
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000
(1)(2)
BDS LLC 2024-FL13
A, 6.776%, (TSFR1M +
1.576%),
09/19/2039 $ 2,006,751
0.4
718,853
(1)(2)
BDS Ltd. 2021-FL10
A, 6.479%, (TSFR1M +
1.464%),
12/16/2036 718,272
0.1
1,000,000
(1)(2)
Benchmark Mortgage
Trust 2018-B3 D,
3.165%,
04/10/2051 570,980
0.1
10,236,737
(2)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.385%,
03/15/2062 450,040
0.1
941,425
(2)(3)
Benchmark Mortgage
Trust 2019-B9 XA,
1.181%,
03/15/2052 34,762
0.0
5,464,414
(2)(3)
Benchmark Mortgage
Trust 2020-B17 XA,
1.534%,
03/15/2053 290,429
0.1
3,120,678
(2)(3)
Benchmark Mortgage
Trust 2020-B18 XA,
1.908%,
07/15/2053 185,447
0.0
2,085,194
(2)(3)
Benchmark Mortgage
Trust 2021-B24 XA,
1.259%,
03/15/2054 101,913
0.0
650,000
(2)
Benchmark Mortgage
Trust 2023-V3 A3,
6.363%,
07/15/2056 689,651
0.1
1,000,000  Benchmark Mortgage
Trust 2024-V9 AS,
6.064%,
08/15/2057 1,045,951
0.2
500,000
(1)(2)
BLP Commercial
Mortgage Trust 2024-
IND2 B, 6.788%,
(TSFR1M + 1.692%),
03/15/2041 499,006
0.1
204,000
(1)(4)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 159,656
0.0
2,000,000  BMO Mortgage Trust
2024-5C6 A3, 5.316%,
09/15/2057 2,061,351
0.4
450,000
(1)(2)
BMP 2024-MF23 C,
6.938%, (TSFR1M +
1.841%),
06/15/2041 449,210
0.1
1,500,000
(1)(2)
BOCA Commercial
Mortgage Trust 2024-
BOCA A, 7.017%,
(TSFR1M + 1.921%),
08/15/2041 1,503,079
0.3
175,000
(1)(2)
BX 2021-MFM1 D,
6.711%, (TSFR1M +
1.614%),
01/15/2034 173,110
0.0
472,500
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 7.382%,
(TSFR1M + 2.285%),
10/15/2036 467,229
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
343,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
IRON E, 7.561%,
(TSFR1M + 2.464%),
02/15/2038 $ 327,761
0.1
2,000,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT D, 6.861%,
(TSFR1M + 1.764%),
09/15/2036 1,980,850
0.4
307,300
(1)(2)
BX Commercial
Mortgage Trust 2021-
XL2 B, 6.209%,
(TSFR1M + 1.112%),
10/15/2038 304,465
0.1
350,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
XL2 D, 6.608%,
(TSFR1M + 1.511%),
10/15/2038 345,980
0.1
2,300,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIR2 A, 6.592%,
(TSFR1M + 1.492%),
10/15/2041 2,303,822
0.4
2,125,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIRC A, 6.788%,
(TSFR1M + 1.691%),
08/15/2039 2,131,460
0.4
250,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
KING A, 6.638%,
(TSFR1M + 1.541%),
05/15/2034 250,320
0.0
825,000
(1)(2)
BX Trust 2021-ARIA
C, 6.857%, (TSFR1M +
1.760%),
10/15/2036 818,893
0.2
250,000
(1)(2)
BX Trust 2021-LBA
EJV, 7.211%, (TSFR1M
+ 2.114%),
02/15/2036 245,388
0.0
197,702
(1)(2)
BX Trust 2021-LBA
EV, 7.211%, (TSFR1M
+ 2.114%),
02/15/2036 193,208
0.0
659,344
(1)(2)
BX Trust 2021-SDMF
D, 6.598%, (TSFR1M +
1.501%),
09/15/2034 646,105
0.1
560,530
(1)(2)
BX Trust 2022-FOX2
C, 6.406%, (TSFR1M +
1.309%),
04/15/2039 546,584
0.1
700,000
(1)(2)
BX Trust 2022-LBA6
C, 6.697%, (TSFR1M +
1.600%),
01/15/2039 693,977
0.1
500,000
(1)(2)
BX Trust 2023-DELC
A, 7.787%, (TSFR1M +
2.690%),
05/15/2038 502,924
0.1
593,445
(1)(2)
BX Trust 2024-CNYN
C, 7.038%, (TSFR1M +
1.941%),
04/15/2041 592,786
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
632,480
(2)(3)
CD Mortgage Trust
2017-CD4 XA, 1.375%,
05/10/2050 $ 15,781
0.0
400,000  Citigroup Commercial
Mortgage Trust 2015-
GC27 AS, 3.571%,
02/10/2048 397,568
0.1
725,000
(2)
Citigroup Commercial
Mortgage Trust
2016-P4 C, 4.094%,
07/10/2049 630,517
0.1
839,211
(2)(3)
Citigroup Commercial
Mortgage Trust 2016-
P4 XA, 2.046%,
07/10/2049 19,549
0.0
200,000
(2)
Citigroup Commercial
Mortgage Trust
2016-P5 B, 3.698%,
10/10/2049 172,552
0.0
1,009,053
(2)(3)
Citigroup Commercial
Mortgage Trust 2017-
C4 XA, 1.126%,
10/12/2050 23,370
0.0
930,123
(2)(3)
Citigroup Commercial
Mortgage Trust 2017-
P8 XA, 1.005%,
09/15/2050 18,945
0.0
1,151,537
(2)(3)
Citigroup Commercial
Mortgage Trust 2018-
C5 XA, 0.826%,
06/10/2051 24,427
0.0
15,554,565
(2)(3)
Citigroup Commercial
Mortgage Trust 2019-
C7 XA, 0.978%,
12/15/2072 547,336
0.1
1,027,174
(2)(3)
Citigroup Commercial
Mortgage Trust 2019-
GC41 XA, 1.161%,
08/10/2056 39,793
0.0
60,000  Citigroup Commercial
Mortgage Trust 2019-
GC43 A4, 3.038%,
11/10/2052 54,288
0.0
500,000
(1)(2)
Citigroup Commercial
Mortgage Trust 2023-
SMRT C, 6.048%,
10/12/2040 505,006
0.1
41,948
(2)
Comm Mortgage Trust
2013-CR13 C, 5.113%,
11/10/2046 39,190
0.0
2,380,000
(1)(2)(3)
COMM Mortgage Trust
2012-CR4 XB, 0.509%,
10/15/2045 16,811
0.0
500,000
(2)
COMM Mortgage Trust
2015-CR23 B, 4.183%,
05/10/2048 483,208
0.1
1,124,922
(2)(3)
COMM Mortgage
Trust 2016-CR28 XA,
0.710%,
02/10/2049 5,576
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
672,221
(2)(3)
COMM Mortgage
Trust 2017-COR2 XA,
1.305%,
09/10/2050 $ 16,929
0.0
1,000,000
(1)(2)
CONE Trust 2024-
DFW1 A, 6.738%,
(TSFR1M + 1.642%),
08/15/2041 1,001,768
0.2
1,130,000
(1)(2)
DBWF Mortgage Trust
2015-LCM D, 3.535%,
06/10/2034 1,018,485
0.2
1,025,000
(1)
DC Commercial
Mortgage Trust
2023-DC A, 6.314%,
09/12/2040 1,076,177
0.2
500,000
(1)(2)
DC Trust 2024-HLTN
A, 5.933%,
04/13/2040 510,514
0.1
1,500,000
(1)(2)
DK Trust 2024-SPBX
C, 7.047%, (TSFR1M +
1.950%),
03/15/2034 1,494,626
0.3
350,000
(1)(2)
DTP Commercial
Mortgage Trust 2023-
STE2 A, 6.038%,
01/15/2041 359,499
0.1
450,000
(1)
ELM Trust 2024-
ELM C15, 6.396%,
06/10/2039 460,490
0.1
267,311
(1)(2)
Extended Stay America
Trust 2021-ESH E,
8.061%, (TSFR1M +
2.964%),
07/15/2038 267,799
0.1
1,075,935
(2)(3)
Freddie Mac Multiclass
Certificates Series
2021-P011 X1, 1.772%,
09/25/2045 116,801
0.0
1,437,814
(2)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K109 X1, 1.692%,
04/25/2030 101,538
0.0
1,628,224
(2)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K122 X1, 0.966%,
11/25/2030 69,745
0.0
4,250,647
(2)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1516 X1, 1.628%,
05/25/2035 486,690
0.1
781,407
(2)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1517 X1, 1.436%,
07/25/2035 78,530
0.0
1,271,189
(2)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1518 X1, 0.952%,
10/25/2035 81,442
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,684,192
(2)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 1.094%,
08/25/2036 $ 136,370
0.0
848,000
(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KL06 XFX, 1.467%,
12/25/2029 42,526
0.0
1,119,480
(1)(4)
FREMF Mortgage Trust
2016-K57 D, 0.000%,
08/25/2049 944,953
0.2
11,164,048
(1)(3)
FREMF Mortgage
Trust 2016-K57 X2A,
0.100%,
08/25/2049 13,872
0.0
2,837,168
(1)(3)
FREMF Mortgage
Trust 2016-K57 X2B,
0.100%,
08/25/2049 4,678
0.0
2,518,046
(1)(3)
FREMF Mortgage
Trust 2019-KG01 X2A,
0.100%,
04/25/2029 5,532
0.0
280,000
(1)(3)
FREMF Mortgage
Trust 2019-KG01 X2B,
0.100%,
05/25/2029 967
0.0
2,000,000
(1)(2)
FS Trust 2024-HULA
A, 6.908%, (TSFR1M +
1.811%),
08/15/2039 2,006,325
0.4
700,000
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 1B,
0.000%,
11/29/2050 580,807
0.1
1,300,000
(1)(4)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 1,049,693
0.2
238,000
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
1.990%,
11/27/2050 201,923
0.0
92,000
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 91,469
0.0
95,000
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 89,793
0.0
92,000
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 91,207
0.0
75,000
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 DK41,
0.000%,
10/27/2047 74,109
0.0
95,000
(1)(4)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 88,541
0.0
126,000
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 122,849
0.0
153,000
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 148,278
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
125,000
(1)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.000%,
09/27/2051 $ 117,786
0.0
106,000
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 74,773
0.0
126,000
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 122,492
0.0
125,000
(1)(4)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 114,805
0.0
500,000
(1)(2)
Great Wolf Trust 2024-
WOLF A, 6.639%,
(TSFR1M + 1.542%),
03/15/2039 499,699
0.1
600,000
(1)(2)
GS Mortgage Securities
Corp. II 2023-SHIP C,
5.689%,
09/10/2038 596,902
0.1
199,109
(2)(3)
GS Mortgage Securities
Trust 2014-GC22 XA,
0.746%,
06/10/2047 1,569
0.0
637,960  GS Mortgage Securities
Trust 2015-GC30 A4,
3.382%,
05/10/2050 631,252
0.1
1,500,000  GS Mortgage Securities
Trust 2015-GC32 A4,
3.764%,
07/10/2048 1,485,235
0.3
1,301,637
(2)(3)
GS Mortgage Securities
Trust 2016-GS4 XA,
0.684%,
11/10/2049 11,294
0.0
801,967
(2)(3)
GS Mortgage Securities
Trust 2017-GS6 XA,
1.153%,
05/10/2050 16,225
0.0
1,000,000
(2)
GS Mortgage Securities
Trust 2018-GS9 A4,
3.992%,
03/10/2051 975,353
0.2
1,044,389
(2)(3)
GS Mortgage Securities
Trust 2019-GC38 XA,
1.170%,
02/10/2052 38,283
0.0
10,555,188
(2)(3)
GS Mortgage Securities
Trust 2019-GC39 XA,
1.243%,
05/10/2052 408,420
0.1
1,914,490
(2)(3)
GS Mortgage Securities
Trust 2019-GC42 XA,
0.933%,
09/10/2052 68,460
0.0
90,000  GS Mortgage Securities
Trust 2019-GSA1 A4,
3.048%,
11/10/2052 84,455
0.0
1,294,653
(2)(3)
GS Mortgage Securities
Trust 2020-GC47 XA,
1.240%,
05/12/2053 62,715
0.0
175,000
(1)(2)
GSMS Trustair 2024-
FAIR A, 6.072%,
07/15/2029 180,243
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
800,000
(1)
HTL Commercial
Mortgage Trust
2024-T53 A, 6.071%,
05/10/2039 $ 818,322
0.2
1,000,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2024-
OMNI A, 5.797%,
10/05/2039 1,025,565
0.2
1,000,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2024-
OMNI C, 5.797%,
10/05/2039 1,010,806
0.2
1,075,594
(2)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP4 XA, 0.705%,
12/15/2049 9,744
0.0
770,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
MHC E, 7.911%,
(TSFR1M + 2.814%),
04/15/2038 767,000
0.1
19,292,837
(2)(3)
JPMDB Commercial
Mortgage Securities
Trust 2018-C8 XA,
0.755%,
06/15/2051 314,049
0.1
500,000
(1)(2)
KIND Commercial
Mortgage Trust 2024-1
A, 6.987%, (TSFR1M +
1.890%),
08/15/2041 501,775
0.1
750,000
(1)(2)
LBA Trust 2024-BOLT
A, 6.688%, (TSFR1M +
1.591%),
06/15/2026 751,248
0.1
1,000,000
(1)(2)
MED Commercial
Mortgage Trust 2024-
MOB A, 6.688%,
(TSFR1M + 1.592%),
05/15/2041 997,971
0.2
182,000
(1)(2)
MF1 Multifamily
Housing Mortgage Loan
Trust 2021-FL5 D,
7.697%, (TSFR1M +
2.614%),
07/15/2036 179,285
0.0
1,000,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C23 A4,
3.719%,
07/15/2050 990,654
0.2
869,954
(2)(3)
Morgan Stanley Bank
of America Merrill
Lynch Trust 2014 C19
2014-C19 XA, 1.056%,
12/15/2047 680
0.0
62,000  Morgan Stanley Capital
I Trust 2019-H6 A4,
3.417%,
06/15/2052 58,958
0.0
10,238,529
(2)(3)
Morgan Stanley Capital
I Trust 2019-L3 XA,
0.728%,
11/15/2052 276,226
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,436
(3)
Morgan Stanley Capital
I Trust 2021-L5 XA,
1.408%,
05/15/2054 $ 57,154
0.0
355,000
(1)(2)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 6.497%,
(TSFR1M + 1.397%),
03/15/2039 352,902
0.1
649,927
(1)(2)
PFP Ltd. 2023-10 A,
7.448%, (TSFR1M +
2.365%),
09/16/2038 654,293
0.1
70,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.390%,
11/08/2049 63,222
0.0
110,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.239%,
03/01/2050 98,728
0.0
30,000
(1)(4)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 26,552
0.0
30,000
(1)(4)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 24,904
0.0
500,000
(1)
THPT Mortgage Trust
2023-THL A, 7.227%,
12/10/2034 519,402
0.1
1,823,879
(2)(3)
UBS Commercial
Mortgage Trust 2018-
C9 XA, 1.076%,
03/15/2051 48,813
0.0
60,000  UBS Commercial
Mortgage Trust 2019-
C17 A4, 2.921%,
10/15/2052 55,027
0.0
478,166  Wells Fargo
Commercial Mortgage
Trust 2015-SG1 A4,
3.789%,
09/15/2048 472,115
0.1
400,000  Wells Fargo
Commercial Mortgage
Trust 2016-LC25 A4,
3.640%,
12/15/2059 391,350
0.1
400,000
(1)
Wells Fargo
Commercial Mortgage
Trust 2018-C45 D,
3.000%,
06/15/2051 323,471
0.1
500,000
(1)
WSTN Trust 2023-
MAUI A, 6.518%,
07/05/2037 512,510
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $62,648,996)
62,437,208
11.5
CORPORATE BONDS/NOTES : 7.8%
Basic Materials : 0.4%
70,000
(1)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 65,117
0.0
185,000
(5)
Cleveland-Cliffs, Inc.,
5.875%,
06/01/2027 185,584
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
70,000
(1)(5)
Coeur Mining, Inc.,
5.125%,
02/15/2029 $ 68,045
0.0
200,000
(1)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 210,812
0.0
200,000
(1)
Corp Nacional del
Cobre de Chile,
6.440%,
01/26/2036 217,938
0.1
255,000
(1)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 252,448
0.1
70,000
(1)
Illuminate Buyer LLC
/ Illuminate Holdings
IV, Inc., 9.000%,
07/01/2028 70,838
0.0
70,000
(1)(6)
Iris Holdings, Inc.,
8.750% (PIK Rate
8.750%, Cash Rate
9.500%),
02/15/2026 65,605
0.0
65,000
(1)
LSF11 A5 HoldCo LLC,
6.625%,
10/15/2029 63,291
0.0
70,000
(1)
Mativ Holdings, Inc.,
6.875%,
10/01/2026 70,012
0.0
70,000
(1)
NOVA Chemicals Corp.,
8.500%,
11/15/2028 74,808
0.0
185,000
(1)
Novelis Corp., 3.250%,
11/15/2026 178,686
0.0
70,000
(1)(5)
Novelis Corp., 3.875%,
08/15/2031 64,061
0.0
70,000
(1)(5)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 65,014
0.0
200,000
(1)
OCP SA, 6.750%,
05/02/2034 214,844
0.1
325,000
(1)
Sociedad Quimica y
Minera de Chile SA,
5.500%,
09/10/2034 325,163
0.1
50,000
(1)
Trinseo Materials
Operating SCA / Trinseo
Materials Finance, Inc.,
5.125%,
04/01/2029 24,341
0.0
2,216,607
0.4
Communications : 0.6%
60,000
(1)
Beasley Mezzanine
Holdings LLC, 8.625%,
02/01/2026 34,650
0.0
70,000
(1)(5)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.250%,
01/15/2034 57,480
0.0
185,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 184,777
0.1
70,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 68,778
0.0
70,000
(1)
GCI LLC, 4.750%,
10/15/2028 67,281
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
70,000
(1)
Gray Escrow II, Inc.,
5.375%,
11/15/2031 $ 43,831
0.0
70,000
(1)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 68,118
0.0
70,000
(1)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 70,309
0.0
454,000  Meta Platforms, Inc.,
4.750%,
08/15/2034 463,574
0.1
519,000  Meta Platforms, Inc.,
5.400%,
08/15/2054 544,140
0.1
519,000  Meta Platforms, Inc.,
5.550%,
08/15/2064 554,788
0.1
45,000  Netflix, Inc., 5.875%,
11/15/2028 47,971
0.0
70,000
(1)
Newfold Digital Holdings
Group, Inc., 6.000%,
02/15/2029 46,963
0.0
70,000
(1)(5)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 66,575
0.0
147,000
(2)(5)
Paramount Global,
6.375%,
03/30/2062 136,088
0.0
70,000
(1)
Scripps Escrow II, Inc.,
3.875%,
01/15/2029 52,231
0.0
185,000
(1)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 178,883
0.1
70,000
(1)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 68,915
0.0
70,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 67,731
0.0
255,000
(1)(5)
Univision
Communications, Inc.,
6.625%,
06/01/2027 256,002
0.1
70,000
(1)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 63,589
0.0
3,142,674
0.6
Consumer, Cyclical : 0.8%
70,000
(1)(5)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 74,349
0.0
70,000
(1)
Allison Transmission,
Inc., 5.875%,
06/01/2029 70,491
0.0
40,833
(1)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 40,750
0.0
70,000
(5)
Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 67,056
0.0
35,000
(1)
Brinker International,
Inc., 5.000%,
10/01/2024 35,000
0.0
70,000
(1)(5)
Caesars Entertainment,
Inc., 6.500%,
02/15/2032 72,453
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
70,000
(1)
CCM Merger, Inc.,
6.375%,
05/01/2026 $ 70,129
0.0
70,000
(1)
Cinemark USA, Inc.,
7.000%,
08/01/2032 73,133
0.0
70,000
(1)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 74,037
0.0
70,000
(1)
Foundation Building
Materials, Inc., 6.000%,
03/01/2029 61,709
0.0
70,000
(1)(5)
Gap, Inc., 3.875%,
10/01/2031 61,265
0.0
70,000
(1)
Gates Corp., 6.875%,
07/01/2029 72,597
0.0
618,000  General Motors
Financial Co., Inc.,
5.800%,
01/07/2029 642,992
0.2
70,000
(1)
Group 1 Automotive,
Inc., 6.375%,
01/15/2030 71,287
0.0
597,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 630,128
0.1
70,000
(1)
Installed Building
Products, Inc., 5.750%,
02/01/2028 69,820
0.0
70,000
(1)
Interface, Inc., 5.500%,
12/01/2028 68,668
0.0
70,000
(1)
Lithia Motors, Inc.,
4.375%,
01/15/2031 65,189
0.0
70,000  M/I Homes, Inc.,
3.950%,
02/15/2030 65,789
0.0
70,000
(1)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 67,925
0.0
70,000
(5)
MGM Resorts
International, 4.750%,
10/15/2028 68,648
0.0
185,000
(5)
MGM Resorts
International, 5.500%,
04/15/2027 185,768
0.1
70,000
(1)(5)
Michaels Cos., Inc.,
5.250%,
05/01/2028 51,737
0.0
70,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 70,005
0.0
185,000
(1)
NCL Corp. Ltd.,
5.875%,
02/15/2027 185,779
0.1
70,000
(1)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 75,886
0.0
70,000
(1)
Ritchie Bros Holdings,
Inc., 7.750%,
03/15/2031 74,638
0.0
185,000
(1)
Royal Caribbean
Cruises Ltd., 4.250%,
07/01/2026 183,043
0.1
70,000
(1)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 70,674
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
70,000
(5)
Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 $ 71,958
0.0
70,000
(1)(5)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 69,516
0.0
70,000
(1)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 70,661
0.0
70,000
(1)
Station Casinos LLC,
4.500%,
02/15/2028 67,645
0.0
70,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 62,471
0.0
70,000  United Airlines
Holdings, Inc., 4.875%,
01/15/2025 69,929
0.0
185,000
(1)
United Airlines, Inc.,
4.375%,
04/15/2026 182,177
0.1
70,000
(1)
Viking Cruises Ltd.,
5.875%,
09/15/2027 70,000
0.0
70,000
(1)(5)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 60,201
0.0
70,000
(5)
Walgreens Boots
Alliance, Inc., 8.125%,
08/15/2029 69,937
0.0
255,000
(1)
William Carter Co.,
5.625%,
03/15/2027 254,708
0.1
70,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 70,101
0.0
4,540,249
0.8
Consumer, Non-cyclical : 0.9%
70,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 68,395
0.0
70,000
(1)(5)
AdaptHealth LLC,
4.625%,
08/01/2029 64,891
0.0
70,000
(1)(5)
ADT Security Corp.,
4.125%,
08/01/2029 66,924
0.0
70,000
(1)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 68,925
0.0
70,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 65,467
0.0
185,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
4.625%,
01/15/2027 180,448
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
85,000
(1)
Allied Universal
Holdco LLC, 7.875%,
02/15/2031 $ 86,900
0.1
70,000
(1)(5)
Alta Equipment
Group, Inc., 9.000%,
06/01/2029 62,750
0.0
70,000
(1)
APi Group DE, Inc.,
4.750%,
10/15/2029 67,504
0.0
70,000
(1)(5)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 71,654
0.0
70,000
(1)(5)
Bausch & Lomb
Escrow Corp., 8.375%,
10/01/2028 74,112
0.0
70,000
(1)
BellRing Brands, Inc.,
7.000%,
03/15/2030 73,329
0.0
50,000
(1)(5)
Brink's Co., 6.500%,
06/15/2029 51,842
0.0
50,000
(1)
Brink's Co., 6.750%,
06/15/2032 52,215
0.0
70,000
(1)
Chobani LLC / Chobani
Finance Corp., Inc.,
7.625%,
07/01/2029 73,596
0.0
70,000
(1)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 64,479
0.0
415,000  Coca-Cola Co., 5.200%,
01/14/2055 435,752
0.1
70,000
(1)
CPI CG, Inc., 10.000%,
07/15/2029 73,740
0.0
70,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 66,782
0.0
748,000
(1)
Element Fleet
Management Corp.,
6.319%,
12/04/2028 797,486
0.2
70,000
(5)
Encompass Health
Corp., 4.750%,
02/01/2030 68,474
0.0
70,000
(1)(5)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 74,332
0.0
185,000
(1)(5)
Garda World Security
Corp., 4.625%,
02/15/2027 181,807
0.1
70,000
(1)
Garda World Security
Corp., 6.000%,
06/01/2029 67,243
0.0
70,000
(1)
Graham Holdings Co.,
5.750%,
06/01/2026 70,040
0.0
70,000  HCA, Inc., 3.500%,
09/01/2030 65,987
0.0
70,000
(1)
LifePoint Health, Inc.,
10.000%,
06/01/2032 77,043
0.1
70,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 66,333
0.0
400,000
(1)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 437,400
0.1
70,000
(1)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 64,597
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
70,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 $ 67,041
0.0
15,000
(1)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 5.750%,
04/15/2026 15,081
0.0
70,000
(1)(5)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 67,187
0.0
70,000
(1)
Select Medical Corp.,
6.250%,
08/15/2026 70,483
0.0
70,000
(1)(5)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 66,481
0.0
60,000
(1)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 62,386
0.0
70,000
(1)(5)
Star Parent, Inc.,
9.000%,
10/01/2030 75,238
0.1
70,000
(1)
Teleflex, Inc., 4.250%,
06/01/2028 67,859
0.0
70,000
(5)
Tenet Healthcare Corp.,
6.125%,
10/01/2028 70,615
0.0
70,000
(1)
Triton Water Holdings,
Inc., 6.250%,
04/01/2029 69,993
0.0
70,000
(1)
United Natural
Foods, Inc., 6.750%,
10/15/2028 66,831
0.0
70,000
(5)
United Rentals North
America, Inc., 3.750%,
01/15/2032 63,969
0.0
70,000
(1)
Varex Imaging Corp.,
7.875%,
10/15/2027 71,525
0.0
70,000
(1)(5)
Wand NewCo 3, Inc.,
7.625%,
01/30/2032 73,793
0.0
70,000
(1)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 68,101
0.0
4,717,030
0.9
Energy : 0.8%
255,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 255,428
0.1
70,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 70,403
0.0
70,000
(1)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 69,211
0.0
70,000
(1)
Baytex Energy Corp.,
8.500%,
04/30/2030 72,610
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
70,000
(1)
Chord Energy Corp.,
6.375%,
06/01/2026 $ 70,211
0.0
50,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 50,057
0.0
70,000  Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp., 5.750%,
04/01/2025 69,953
0.0
70,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 73,706
0.0
46,000  Devon Energy Corp.,
5.250%,
10/15/2027 46,224
0.0
70,000
(1)
DT Midstream, Inc.,
4.125%,
06/15/2029 67,010
0.0
230,000  Ecopetrol SA, 8.375%,
01/19/2036 235,405
0.1
200,000  EIG Pearl Holdings Sarl,
3.545%,
08/31/2036 178,223
0.0
225,000
(1)
Empresa Nacional
del Petroleo, 5.950%,
07/30/2034 237,206
0.1
70,000
(1)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 71,306
0.0
70,000
(1)
Enerflex Ltd., 9.000%,
10/15/2027 72,458
0.0
450,000
(2)(5)
Energy Transfer L.P. G,
7.125%,
12/31/2199 460,811
0.1
70,000
(5)
EnLink Midstream LLC,
5.375%,
06/01/2029 71,823
0.0
70,000
(1)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 72,666
0.0
185,000
(1)
Hess Midstream
Operations L.P.,
5.625%,
02/15/2026 185,160
0.1
70,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 68,156
0.0
200,000
(1)(5)
Hunt Oil Co. of Peru
LLC Sucursal Del Peru,
8.550%,
09/18/2033 225,300
0.1
70,000
(1)(5)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 70,534
0.0
70,000
(1)(5)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 72,498
0.0
70,000
(1)
Matador Resources Co.,
6.875%,
04/15/2028 71,254
0.0
60,000
(1)
Moss Creek Resources
Holdings, Inc., 8.250%,
09/01/2031 59,286
0.0
70,000
(5)
Murphy Oil Corp.,
6.375%,
07/15/2028 71,172
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
185,000
(1)
Permian Resources
Operating LLC, 5.375%,
01/15/2026 $ 184,835
0.0
70,000
(1)(5)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 69,995
0.0
200,000
(1)
Petroleos del Peru SA,
4.750%,
06/19/2032 158,250
0.0
225,000  Petroleos del Peru SA,
4.750%,
06/19/2032 178,031
0.0
200,000  Petroleos Mexicanos,
6.500%,
03/13/2027 196,400
0.1
200,000
(1)
Raizen Fuels Finance
S.A., 6.450%,
03/05/2034 210,980
0.1
50,000
(1)
SM Energy Co.,
6.750%,
08/01/2029 50,246
0.0
70,000  Southwestern
Energy Co., 5.375%,
02/01/2029 69,822
0.0
185,000  Southwestern
Energy Co., 5.700%,
01/23/2025 184,988
0.0
70,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 67,353
0.0
70,000
(1)
Talos Production, Inc.,
9.000%,
02/01/2029 72,142
0.0
70,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 73,023
0.0
4,584,136
0.8
Financial : 3.2%
55,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 56,648
0.0
70,000
(5)
Ally Financial, Inc.,
5.750%,
11/20/2025 70,326
0.0
293,000  American Express Co.,
3.950%,
08/01/2025 291,821
0.1
781,000
(2)
American Express Co.,
5.282%,
07/27/2029 809,132
0.2
70,000
(1)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 66,542
0.0
200,000
(1)
Bank Gospodarstwa
Krajowego, 5.750%,
07/09/2034 209,592
0.1
2,391,000
(2)
Bank of America
Corp., MTN, 3.384%,
04/02/2026 2,372,248
0.5
70,000
(1)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 66,849
0.0
613,000  Crown Castle, Inc.,
5.600%,
06/01/2029 641,094
0.1
264,000
(1)(2)
Danske Bank A/S,
6.466%,
01/09/2026 264,896
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
70,000
(1)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 $ 70,218
0.0
185,000
(1)
Freedom Mortgage
Corp., 7.625%,
05/01/2026 186,835
0.0
1,516,000
(2)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 1,593,579
0.3
1,675,000
(2)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 1,648,593
0.3
19,000
(2)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 19,092
0.0
1,538,000
(2)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 1,585,989
0.3
185,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 180,933
0.0
70,000
(1)(5)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 68,424
0.0
761,000
(1)
Met Tower Global
Funding, 5.250%,
04/12/2029 795,721
0.2
1,058,000
(2)
Morgan Stanley,
0.985%,
12/10/2026 1,014,137
0.2
1,293,000
(2)
Morgan Stanley,
2.188%,
04/28/2026 1,273,018
0.2
732,000
(2)
Morgan Stanley,
4.679%,
07/17/2026 731,147
0.2
1,000
(2)
Morgan Stanley,
5.831%,
04/19/2035 1,075
0.0
1,000
(2)
Morgan Stanley,
6.627%,
11/01/2034 1,132
0.0
6,000
(2)
Morgan Stanley, MTN,
5.424%,
07/21/2034 6,260
0.0
70,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 3.500%,
03/15/2031 51,178
0.0
185,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 184,256
0.0
70,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 67,208
0.0
185,000  OneMain Finance
Corp., 3.500%,
01/15/2027 176,971
0.0
70,000  OneMain Finance
Corp., 6.625%,
01/15/2028 71,326
0.0
70,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 73,479
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
70,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 $ 72,826
0.0
4,000
(2)
PNC Financial Services
Group, Inc., 6.037%,
10/28/2033 4,324
0.0
70,000
(1)
PRA Group, Inc.,
5.000%,
10/01/2029 64,458
0.0
70,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 73,308
0.0
185,000
(1)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 181,061
0.0
185,000
(1)
United Wholesale
Mortgage LLC, 5.500%,
11/15/2025 184,808
0.0
70,000
(1)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 69,603
0.0
70,000
(1)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 73,473
0.0
1,100,000
(2)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 1,098,348
0.2
924,000
(2)
Wells Fargo & Co.,
MTN, 5.707%,
04/22/2028 954,268
0.2
17,426,196
3.2
Industrial : 0.6%
70,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 72,862
0.0
65,000
(1)
Arcosa, Inc., 6.875%,
08/15/2032 68,081
0.0
10,000
(1)(5)
Bombardier, Inc.,
7.250%,
07/01/2031 10,584
0.0
35,000
(1)(5)
Bombardier, Inc.,
7.500%,
02/01/2029 37,064
0.0
110,000
(1)
Bombardier, Inc.,
7.875%,
04/15/2027 110,378
0.1
255,000
(1)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 254,211
0.1
70,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 68,503
0.0
70,000
(1)
Chart Industries, Inc.,
7.500%,
01/01/2030 73,862
0.0
70,000
(1)
Clean Harbors, Inc.,
6.375%,
02/01/2031 71,775
0.0
70,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 72,264
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
70,000
(1)(5)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 $ 67,992
0.0
70,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 69,771
0.0
70,000
(1)
GFL Environmental,
Inc., 4.000%,
08/01/2028 67,289
0.0
70,000
(1)
GFL Environmental,
Inc., 5.125%,
12/15/2026 69,899
0.0
70,000
(1)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 68,747
0.0
70,000
(1)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 69,381
0.0
70,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 68,366
0.0
70,000
(1)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 69,581
0.0
70,000
(1)
Madison IAQ LLC,
5.875%,
06/30/2029 68,216
0.0
70,000
(1)
New Enterprise Stone &
Lime Co., Inc., 9.750%,
07/15/2028 71,572
0.0
70,000
(1)(5)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 72,001
0.0
766,000
(1)(5)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 791,464
0.2
70,000
(1)
Sealed Air Corp.,
4.000%,
12/01/2027 67,703
0.0
70,000
(1)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 64,165
0.0
70,000
(1)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 75,578
0.0
70,000
(1)(5)
Standard Industries,
Inc., 3.375%,
01/15/2031 62,421
0.0
185,000
(1)
Standard Industries,
Inc., 5.000%,
02/15/2027 183,588
0.1
70,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 5.250%,
01/15/2029 69,296
0.0
70,000  TransDigm, Inc.,
5.500%,
11/15/2027 69,812
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
70,000
(1)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 $ 68,220
0.0
80,000
(1)
Wilsonart LLC,
11.000%,
08/15/2032 80,101
0.1
3,134,747
0.6
Technology : 0.1%
70,000
(1)
Amentum Escrow Corp.,
7.250%,
08/01/2032 73,118
0.0
70,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 69,707
0.0
70,000
(1)
Entegris, Inc., 3.625%,
05/01/2029 65,484
0.0
70,000
(1)(5)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 73,939
0.0
70,000
(1)
NCR Atleos Escrow
Corp., 9.500%,
04/01/2029 77,117
0.1
70,000
(1)
Open Text Corp.,
3.875%,
02/15/2028 66,914
0.0
70,000
(1)(5)
UKG, Inc., 6.875%,
02/01/2031 72,382
0.0
498,661
0.1
Utilities : 0.4%
70,000
(1)
Calpine Corp., 5.000%,
02/01/2031 67,837
0.0
275,000
(1)
Centrais Eletricas
Brasileiras SA, 6.500%,
01/11/2035 276,694
0.1
350,000
(1)
Comision Federal de
Electricidad, 6.450%,
01/24/2035 349,475
0.1
250,000
(1)
FIEMEX Energia -
Banco Actinver SA
Institucion de Banca
Multiple, 7.250%,
01/31/2041 260,312
0.1
70,000
(1)
Lightning Power LLC,
7.250%,
08/15/2032 73,668
0.0
251,000
(2)
National Rural Utilities
Cooperative Finance
Corp., 8.427%,
(TSFR3M + 3.172%),
04/30/2043 251,129
0.0
489,000
(2)(5)
NextEra Energy Capital
Holdings, Inc., 5.650%,
05/01/2079 487,469
0.1
245,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 200,235
0.0
70,000  TransAlta Corp.,
7.750%,
11/15/2029 74,000
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
255,000
(1)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 $ 254,798
0.0
2,295,617
0.4
Total Corporate Bonds/
Notes
(Cost $42,171,666)
42,555,917
7.8
ASSET-BACKED SECURITIES : 7.7%
Automobile Asset-Backed Securities : 0.6%
150,000
(1)
Bayview Opportunity
Master Fund VII Trust
2024-SN1 A3, 5.660%,
03/15/2028 151,488
0.0
400,000  Exeter Automobile
Receivables Trust
2024-1A B, 5.290%,
08/15/2028 403,236
0.1
100,000
(1)
Ford Credit Auto Owner
Trust 2022-1 C,
4.670%,
11/15/2034 99,315
0.0
400,000  GM Financial
Automobile Leasing
Trust 2022-3 C,
5.130%,
08/20/2026 399,727
0.1
700,000  Honda Auto
Receivables Owner
Trust 2024-1 A4,
5.170%,
05/15/2030 718,314
0.1
1,600,000  Santander Drive Auto
Receivables Trust
2024-4 B, 4.930%,
09/17/2029 1,613,979
0.3
3,386,059
0.6
Home Equity Asset-Backed Securities : 0.1%
433,667
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 352,661
0.1
35,994
(2)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.140%,
11/25/2035 35,881
0.0
388,542
0.1
Other Asset-Backed Securities : 6.0%
250,000
(1)(2)
AMMC CLO 25
Ltd. 2022-25A A1R,
6.651%, (TSFR3M +
1.350%),
04/15/2035 250,319
0.1
192,820
(1)(2)
Apidos Clo Xxv 2016-
25A A1R2, 6.432%,
(TSFR3M + 1.150%),
10/20/2031 192,907
0.0
250,000
(1)(2)
Apidos CLO XXXII
2019-32A A1R,
6.382%, (TSFR3M +
1.100%),
01/20/2033 250,206
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
148,500
(1)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 $ 146,202
0.0
10,911
(1)
Aqua Finance Trust
2020-AA A, 1.900%,
07/17/2046 10,325
0.0
550,000
(1)(2)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
D, 8.111%, (TSFR1M +
3.014%),
11/15/2036 530,293
0.1
222,156
(1)(2)
ARES LII CLO Ltd.
2019-52A A1R,
6.594%, (TSFR3M +
1.312%),
04/22/2031 222,543
0.0
400,000
(1)(2)
ARES XLIV CLO
Ltd. 2017-44A A2R,
6.863%, (TSFR3M +
1.562%),
04/15/2034 398,914
0.1
750,000
(1)(2)
Bain Capital Credit
CLO Ltd. 2024-4A C,
6.770%, (TSFR3M +
1.900%),
10/23/2037 751,418
0.1
1,250,000
(1)(2)
Ballyrock CLO 20
Ltd. 2022-20A BR2,
1.800%, (TSFR3M +
1.950%),
10/15/2036 1,251,782
0.2
300,000
(1)(2)
Barings CLO Ltd.
2018-3A C, 7.444%,
(TSFR3M + 2.162%),
07/20/2029 300,705
0.1
233,640
(1)(2)
Barings CLO Ltd.
2018-4A A1R, 6.451%,
(TSFR3M + 1.150%),
10/15/2030 233,866
0.0
250,000
(1)(2)
Benefit Street Partners
CLO XIX Ltd. 2019-19A
AR, 6.481%, (TSFR3M
+ 1.180%),
01/15/2033 250,250
0.1
400,000
(1)(2)
Benefit Street Partners
CLO XXIII Ltd. 2021-
23A C, 7.746%,
(TSFR3M + 2.462%),
04/25/2034 401,210
0.1
300,000
(1)(2)
Birch Grove Clo 9 Ltd.
2024-9A C, 7.182%,
(TSFR3M + 2.000%),
10/22/2037 300,421
0.1
500,000
(1)(2)
BlueMountain CLO
Ltd. 2014-2A A2R2,
6.944%, (TSFR3M +
1.662%),
10/20/2030 500,269
0.1
207,529
(1)(2)
BlueMountain CLO
Ltd. 2016-3A A1R2,
6.318%, (TSFR3M +
1.200%),
11/15/2030 207,677
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
500,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 7.563%, (TSFR3M +
2.262%),
04/15/2034 $ 500,500
0.1
455,000
(1)(2)
BlueMountain CLO XXX
Ltd. 2020-30A CR,
7.451%, (TSFR3M +
2.150%),
04/15/2035 455,425
0.1
98,250
(1)
Bojangles Issuer LLC
2020-1A A2, 3.832%,
10/20/2050 97,848
0.0
130,195
(1)(2)
Carlyle Global Market
Strategies CLO
Ltd. 2014-1A A1R2,
6.517%, (TSFR3M +
1.232%),
04/17/2031 130,384
0.0
270,000
(1)(2)
Carlyle Global Market
Strategies CLO Ltd.
2015-4A A1RR,
6.502%, (TSFR3M +
1.220%),
07/20/2032 270,311
0.1
15,849
(2)
Chase Funding Trust
Series 2003-5 2A2,
5.569%, (TSFR1M +
0.714%),
07/25/2033 15,791
0.0
194,461
(1)(2)
CIFC Funding Ltd.
2018-2A A1, 6.584%,
(TSFR3M + 1.302%),
04/20/2031 194,566
0.0
59,365
(1)
CLI Funding VI LLC
2020-1A A, 2.080%,
09/18/2045 54,985
0.0
205,093
(1)(2)
Crestline Denali
CLO XVII Ltd. 2018-
1A ARR, 6.431%,
(TSFR3M + 1.130%),
10/15/2031 205,334
0.0
584,608
(1)
Domino's Pizza Master
Issuer LLC 2018-
1A A2I, 4.116%,
07/25/2048 580,202
0.1
243,125
(1)
Domino's Pizza Master
Issuer LLC 2021-
1A A2I, 2.662%,
04/25/2051 224,463
0.0
94,500
(1)
Driven Brands Funding
LLC 2019-1A A2,
4.641%,
04/20/2049 93,694
0.0
1,000,000
(1)(2)
Dryden 87 CLO Ltd.
2021-87A C, 7.290%,
(TSFR3M + 2.162%),
05/20/2034 1,001,211
0.2
250,000
(1)(2)
Eaton Vance Clo Ltd.
2015-1A A2R, 6.794%,
(TSFR3M + 1.512%),
01/20/2030 250,389
0.1
206,695
(1)(2)
Galaxy XXVI CLO Ltd.
2018-26A AR, 6.291%,
(TSFR3M + 1.170%),
11/22/2031 206,879
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
9,455
(1)
HERO Funding Trust
2015-2A A, 3.990%,
09/20/2040 $ 8,935
0.0
937,692
(1)
J.G. Wentworth XLI LLC
2018-1A A, 3.740%,
10/17/2072 864,401
0.2
750,000
(1)(2)
LCM XV L.P. 15A CR,
7.944%, (TSFR3M +
2.662%),
07/20/2030 751,041
0.1
750,000
(1)(2)
LCM XXII Ltd. 22A BR,
7.544%, (TSFR3M +
2.262%),
10/20/2028 752,522
0.1
58,040
(1)
Loanpal Solar Loan Ltd.
2020-2GF A, 2.750%,
07/20/2047 48,823
0.0
58,036
(1)
Loanpal Solar Loan Ltd.
2021-1GS A, 2.290%,
01/20/2048 47,880
0.0
98,530
(1)
Loanpal Solar Loan Ltd.
2021-2GS A, 2.220%,
03/20/2048 78,679
0.0
250,000
(1)(2)
Madison Park Funding
XLVIII Ltd. 2021-48A
C, 7.541%, (TSFR3M +
2.262%),
04/19/2033 250,514
0.1
174,295
(1)(2)
Magnetite XII Ltd.
2015-12A AR4,
6.451%, (TSFR3M +
1.150%),
10/15/2031 174,374
0.0
950,000
(1)(2)
Magnetite XXVI Ltd.
2020-26A CR, 7.446%,
(TSFR3M + 2.162%),
07/25/2034 952,404
0.2
340,000
(1)(2)
Magnetite XXXI Ltd.
2021-31A A1, 6.663%,
(TSFR3M + 1.362%),
07/15/2034 340,850
0.1
1,937,327
(1)(2)
MF1 Ltd. 2022-FL8 A,
6.315%, (TSFR1M +
1.350%),
02/19/2037 1,932,653
0.4
257,031
(1)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 235,599
0.0
27,394
(1)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 26,061
0.0
21,108
(1)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 18,964
0.0
44,554
(1)
Mosaic Solar Loan Trust
2020-2A A, 1.440%,
08/20/2046 38,209
0.0
51,528
(1)
Mosaic Solar Loan Trust
2021-1A B, 2.050%,
12/20/2046 40,336
0.0
711,641
(1)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 676,478
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,000,000
(1)(2)
Mountain View CLO
XVIII Ltd. 2024-1A C,
(TSFR3M + 2.200%),
10/16/2037 $ 1,002,684
0.2
620,000
(1)(2)
Neuberger Berman
CLO XVII Ltd. 2014-
17A CR3, 7.483%,
(TSFR3M + 2.150%),
07/22/2038 628,177
0.1
1,000,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 25
Ltd. 2017-25A CR2,
7.423%, (TSFR3M +
2.100%),
07/18/2038 1,012,655
0.2
750,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 33
Ltd. 2019-33A CR,
7.448%, (TSFR3M +
2.162%),
10/16/2033 750,937
0.1
500,000
(1)(2)
NYACK Park CLO Ltd.
2021-1A C, 7.494%,
(TSFR3M + 2.212%),
10/20/2034 500,714
0.1
350,000
(1)(2)
Oaktree CLO Ltd.
2022-3A CR, 7.196%,
(TSFR3M + 2.100%),
10/15/2037 350,550
0.1
500,000
(1)(2)
OCP CLO Ltd. 2023-
27A CR, 7.524%,
(TSFR3M + 2.200%),
07/16/2035 501,250
0.1
250,000
(1)(2)
Octagon Investment
Partners 32 Ltd. 2017-
1A A2R, 6.763%,
(TSFR3M + 1.462%),
07/15/2029 250,375
0.1
650,000
(1)(2)
Octagon Investment
Partners 43 Ltd.
2019-1A CR, 7.735%,
(TSFR3M + 2.450%),
10/25/2032 654,040
0.1
250,000
(1)(2)
Octagon Loan Funding
Ltd. 2014-1A CRR,
7.563%, (TSFR3M +
2.462%),
11/18/2031 250,224
0.1
500,000
(1)(2)
OHA Credit Funding
8 Ltd. 2021-8A C,
7.441%, (TSFR3M +
2.162%),
01/18/2034 500,563
0.1
250,000
(1)(2)
Palmer Square CLO
Ltd. 2021-1A B,
7.244%, (TSFR3M +
1.962%),
04/20/2034 249,432
0.1
750,000
(1)(2)
Palmer Square CLO
Ltd. 2023-1A C,
8.532%, (TSFR3M +
3.250%),
01/20/2036 756,963
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
250,000
(1)(2)
Rockland Park CLO Ltd.
2021-1A C, 7.444%,
(TSFR3M + 2.162%),
04/20/2034 $ 250,319
0.1
99,500
(1)
Servpro Master Issuer
LLC 2024-1A A2,
6.174%,
01/25/2054 102,478
0.0
550,000
(1)(2)
Shackleton CLO Ltd.
2019-15A CR, 7.713%,
(TSFR3M + 2.412%),
01/15/2032 551,902
0.1
1,178
(1)
SoFi Consumer Loan
Program Trust 2023-1S
A, 5.810%,
05/15/2031 1,179
0.0
290,000
(1)(2)
Sound Point CLO
XXVIII Ltd. 2020-3A
A1R, 6.565%, (TSFR3M
+ 1.280%),
01/25/2032 290,073
0.1
1,250,000
(1)(2)
Storm King Park CLO
Ltd. 2022-1A CR,
6.942%, (TSFR3M +
2.000%),
10/15/2037 1,253,357
0.2
357,856
(1)
Sunnova Helios IX
Issuer LLC 2022-B A,
5.000%,
08/20/2049 344,942
0.1
367,089
(1)
Sunnova Helios XI
Issuer LLC 2023-A A,
5.300%,
05/20/2050 362,080
0.1
178,102
(1)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 145,289
0.0
81,267
(1)
Sunnova Sol III Issuer
LLC 2021-1 A,
2.580%,
04/28/2056 66,175
0.0
241,190
(1)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 229,320
0.0
233,026
(1)(2)
Symphony CLO XVI
Ltd. 2015-16A ARR,
6.501%, (TSFR3M +
1.200%),
10/15/2031 233,318
0.0
231,396
(1)(2)
Symphony CLO XX
Ltd. 2018-20A AR2,
6.386%, (TSFR3M +
1.100%),
01/16/2032 231,623
0.0
187,500
(1)
Taco Bell Funding LLC
2016-1A A23, 4.970%,
05/25/2046 187,936
0.0
750,000
(1)(2)
TCW CLO Ltd. 2023-1A
C, 8.764%, (TSFR3M +
3.500%),
04/28/2036 758,315
0.1
154,685
(1)(2)
THL Credit Wind River
CLO Ltd. 2015-
1A A1R3, 6.482%,
(TSFR3M + 1.200%),
10/20/2030 154,804
0.0
600,000
(1)(2)
THL Credit Wind River
CLO Ltd. 2017-3A CR,
8.063%, (TSFR3M +
2.762%),
04/15/2035 601,384
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
237,644
(1)(2)
TIAA CLO I Ltd. 2016-
1A ARR, 6.532%,
(TSFR3M + 1.250%),
07/20/2031 $ 237,905
0.1
250,000
(1)(2)
Venture 37 CLO Ltd.
2019-37A A1RR,
6.551%, (TSFR3M +
1.250%),
07/15/2032 250,100
0.1
1,212,091
(1)
Wendy's Funding LLC
2018-1A A2II, 3.884%,
03/15/2048 1,178,240
0.2
223,109
(1)
Wendy's Funding LLC
2019-1A A2I, 3.783%,
06/15/2049 219,183
0.0
194,000
(1)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 178,701
0.0
32,957,199
6.0
Student Loan Asset-Backed Securities : 1.0%
26,149
(1)
Commonbond Student
Loan Trust 2018-BGS
B, 3.990%,
09/25/2045 24,480
0.0
19,599
(1)
Commonbond Student
Loan Trust-GS 2017-
BGS A1, 2.680%,
09/25/2042 18,230
0.0
25,682
(1)
Commonbond Student
Loan Trust-GS 2020-
AGS A, 1.980%,
08/25/2050 22,640
0.0
12,128
(1)
Navient Private
Education Refi Loan
Trust 2019-A A2A,
3.420%,
01/15/2043 11,976
0.0
575,423
(1)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 551,862
0.1
118,276
(1)
Navient Private
Education Refi Loan
Trust 2019-GA A,
2.400%,
10/15/2068 113,917
0.0
358,036
(1)
Navient Private
Education Refi Loan
Trust 2020-BA A2,
2.120%,
01/15/2069 340,645
0.1
311,377
(1)
Navient Private
Education Refi Loan
Trust 2020-DA A,
1.690%,
05/15/2069 293,053
0.1
783,055
(1)
Navient Private
Education Refi Loan
Trust 2020-HA A,
1.310%,
01/15/2069 734,197
0.2
174,459
(1)
Navient Private
Education Refi Loan
Trust 2021-A A,
0.840%,
05/15/2069 158,668
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
332,626
(1)
Navient Private
Education Refi Loan
Trust 2021-BA A,
0.940%,
07/15/2069 $ 301,132
0.1
186,500
(1)
Navient Private
Education Refi Loan
Trust 2021-c 2021-CA
A, 1.060%,
10/15/2069 168,225
0.0
100,000
(1)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 97,612
0.0
154,491
(1)
SMB Private Education
Loan Trust 2019-
B A2A, 2.840%,
06/15/2037 150,132
0.0
925,109
(1)
SMB Private Education
Loan Trust 2024-
D A1A, 5.380%,
07/15/2053 950,832
0.2
167,051
(1)
SMB Private Education
Loan Trust-A 2020-
PTA A2A, 1.600%,
09/15/2054 155,832
0.0
600,000
(1)
Sofi Professional Loan
Program LLC 2019-
C BFX, 3.050%,
11/16/2048 530,913
0.1
495,952
(1)
SoFi Professional Loan
Program LLC 2017-E
B, 3.490%,
11/26/2040 487,251
0.1
16,580
(1)
Sofi Professional Loan
Program Trust 2018-
C A2FX, 3.590%,
01/25/2048 16,338
0.0
15,775
(1)
Sofi Professional Loan
Program Trust 2018-
D A2FX, 3.600%,
02/25/2048 15,542
0.0
195,060
(1)
SoFi Professional
Loan Program Trust
2020-C AFX, 1.950%,
02/15/2046 183,013
0.0
5,326,490
1.0
Total Asset-Backed
Securities
(Cost $42,175,147)
42,058,290
7.7
U.S. TREASURY OBLIGATIONS : 2.6%
United States Treasury Notes : 2.6%
219,300
1.250
%,
09/30/2028 200,433
0.0
8,000
2.750
%,
08/15/2032 7,478
0.0
600,000
2.875
%,
04/30/2025 595,107
0.1
8,252,000
3.375
%,
09/30/2029 8,227,824
1.5
1,571,000
3.500
%,
09/30/2031 1,568,177
0.3
2,251,100
3.875
%,
08/15/2034 2,267,104
0.4
231,300
4.350
%,
05/15/2054 250,942
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes (continued)
1,199,000
4.625
%,
06/15/2027 $ 1,231,528
0.2
14,348,593
2.6
Total U.S. Treasury
Obligations
(Cost $14,310,273)
14,348,593
2.6
SOVEREIGN BONDS : 0.5%
BRL
847,000  Brazil Notas do
Tesouro Nacional Serie
B NTNB,
6.000
%,
08/15/2050 641,775
0.1
246,125  Chile Government
International Bond,
4.950
%,
01/05/2036 249,571
0.1
200,000  Colombia Government
International Bond,
3.125
%,
04/15/2031 165,500
0.0
400,000
(7)
European Bank for
Reconstruction &
Development, GMTN,
20.000
%,
03/19/2025 442,946
0.1
250,000
(1)
Guatemala Government
Bond,
6.050
%,
08/06/2031 256,325
0.1
200,000
(1)
Guatemala Government
Bond,
6.550
%,
02/06/2037 207,840
0.0
400,000  Panama Government
International Bond,
8.000
%,
03/01/2038 452,100
0.1
106,000
(1)
Romanian Government
International Bond,
6.375
%,
01/30/2034 110,372
0.0
9,191
(1)(8)
Ukraine Government
International Bond
(Step Rate @ 3.000%
on 02/01/2027),
02/01/2030 4,032
0.0
34,346
(1)(8)
Ukraine Government
International Bond
(Step Rate @ 3.500%
on 02/01/2027),
02/01/2034 11,755
0.0
29,024
(1)(8)
Ukraine Government
International Bond
(Step Rate @ 3.500%
on 02/01/2027),
02/01/2035 12,727
0.0
24,187
(1)(8)
Ukraine Government
International Bond
(Step Rate @ 3.500%
on 02/01/2027),
02/01/2036 10,509
0.0
33,652
(1)(8)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2029 19,843
0.0
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
58,890
(1)(8)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2034 $ 26,265
0.0
67,303
(1)(8)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2035 29,260
0.0
8,413
(1)(8)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2036 3,617
0.0
Total Sovereign Bonds
(Cost $2,554,864)
2,644,437
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 40.8%
Communication Services : 3.8%
22,909  Alphabet, Inc. — Class
A
3,799,458
0.7
57,512
AT&T, Inc.
1,265,264
0.2
25,056  Comcast Corp. — Class
A
1,046,589
0.2
12,595  Deutsche Telekom AG,
Reg
369,906
0.1
74,000  HKT Trust & HKT Ltd.
— Stapled Security
94,582
0.0
8,921  Iridium
Communications, Inc.
271,644
0.1
38,741
Koninklijke KPN NV
158,230
0.0
9,116  Meta Platforms, Inc. —
Class A
5,218,363
1.0
2,725
(9)
Netflix, Inc.
1,932,761
0.4
2,610  New York Times Co. —
Class A
145,299
0.0
14,565
Orange SA
166,812
0.0
18,232
(9)
ROBLOX Corp. —
Class A
806,948
0.2
956
(1)
Scout24 SE
82,310
0.0
98,000
SoftBank Corp.
127,948
0.0
23,306
Spark New Zealand Ltd.
44,863
0.0
1,969
(9)
Spotify Technology SA
725,636
0.1
71
Swisscom AG, Reg
46,399
0.0
14,769
(5)
Telefonica SA
72,251
0.0
10,587
Telenor ASA
135,436
0.0
17,596
(5)
Telia Co. AB
56,898
0.0
54,189
Telstra Group Ltd.
145,038
0.0
4,759
T-Mobile US, Inc.
982,067
0.2
13,620
(9)
Trade Desk, Inc. —
Class A
1,493,433
0.3
30,057  Verizon
Communications, Inc.
1,349,860
0.3
20,537,995
3.8
Consumer Discretionary : 3.7%
40,000
(9)
Amazon.com, Inc.
7,453,200
1.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
322
Booking Holdings, Inc.
$ 1,356,303
0.3
4,500
Bridgestone Corp.
173,781
0.0
1,751
(9)
Burlington Stores, Inc.
461,353
0.1
3,101  Cie Generale des
Etablissements Michelin
SCA
125,942
0.0
3,983
Compass Group PLC
127,694
0.0
2,194
Garmin Ltd.
386,210
0.1
10,483
General Motors Co.
470,058
0.1
10,323
Gentex Corp.
306,490
0.1
10,715
H&R Block, Inc.
680,938
0.1
447  Hilton Worldwide
Holdings, Inc.
103,033
0.0
360  Industria de Diseno
Textil SA
21,322
0.0
2,461
Las Vegas Sands Corp.
123,887
0.0
4,703
Lowe's Cos., Inc.
1,273,808
0.2
2,600
(5)
McDonald's Holdings
Co. Japan Ltd.
123,883
0.0
3,807
NIKE, Inc. — Class B
336,539
0.1
10,542
Pearson PLC
143,312
0.0
1,450
Ralph Lauren Corp.
281,111
0.1
4,053
Ross Stores, Inc.
610,017
0.1
8,700  Sekisui Chemical Co.
Ltd.
136,031
0.0
5,730
Tapestry, Inc.
269,195
0.1
6,019
(9)
Tesla, Inc.
1,574,751
0.3
3,112
Texas Roadhouse, Inc.
549,579
0.1
6,679
TJX Cos., Inc.
785,050
0.1
26,276
Wendy's Co.
460,355
0.1
1,195
Wingstop, Inc.
497,216
0.1
2,076
Wynn Resorts Ltd.
199,047
0.0
6,459
Yum! Brands, Inc.
902,387
0.2
19,932,492
3.7
Consumer Staples : 2.5%
6,249
Altria Group, Inc.
318,949
0.1
7,971  British American
Tobacco PLC
290,608
0.1
15,136
Coca-Cola Co.
1,087,673
0.2
283  Coca-Cola European
Partners PLC - USD
22,286
0.0
3,417  Coca-Cola HBC AG —
Class DI
121,824
0.0
6,812
Colgate-Palmolive Co.
707,154
0.1
6,580
Conagra Brands, Inc.
213,982
0.0
1,875  Constellation Brands,
Inc. — Class A
483,169
0.1
3,224
Danone SA
234,835
0.1
1,074
Essity AB — Class B
33,513
0.0
4,177
General Mills, Inc.
308,471
0.1
6,339
Imperial Brands PLC
184,396
0.0
4,821
Ingredion, Inc.
662,550
0.1
7,000
Japan Tobacco, Inc.
204,111
0.0
1,400
Kao Corp.
69,197
0.0
9,600
Kirin Holdings Co. Ltd.
146,303
0.0
5,800  Koninklijke Ahold
Delhaize NV
200,338
0.0
19,861
Kraft Heinz Co.
697,320
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
4,700
(5)
MatsukiyoCocokara &
Co.
$ 77,434
0.0
15,873
McCormick & Co., Inc.
1,306,348
0.2
5,400
MEIJI Holdings Co. Ltd.
135,067
0.0
2,483  Molson Coors Beverage
Co. — Class B
142,822
0.0
20,112  Mondelez International,
Inc. — Class A
1,481,651
0.3
1,729
Mowi ASA
31,059
0.0
6,336
Orkla ASA
59,758
0.0
4,509
PepsiCo, Inc.
766,755
0.2
11,520  Philip Morris
International, Inc.
1,398,528
0.3
10,765
Procter & Gamble Co.
1,864,498
0.4
913  Reckitt Benckiser Group
PLC
55,861
0.0
3,414
Sysco Corp.
266,497
0.1
11,770
Tesco PLC
56,511
0.0
3,347  Tyson Foods, Inc. —
Class A
199,347
0.0
13,828,815
2.5
Energy : 1.7%
6,475
Aker BP ASA
138,585
0.0
6,657
(5)
Ampol Ltd.
140,423
0.0
17,130
Baker Hughes Co.
619,250
0.1
64,044
BP PLC
334,024
0.1
4,998  Chesapeake Energy
Corp.
411,085
0.1
917
Chevron Corp.
135,047
0.0
10,315
ConocoPhillips
1,085,963
0.2
21,998
Coterra Energy, Inc.
526,852
0.1
3,786  Diamondback Energy,
Inc.
652,706
0.1
2,399
DT Midstream, Inc.
188,705
0.0
13,380
Eni SpA
203,611
0.0
6,694
EOG Resources, Inc.
822,893
0.2
2,240
Equinor ASA
56,669
0.0
33,976
Kinder Morgan, Inc.
750,530
0.2
2,635
Matador Resources Co.
130,222
0.0
2,827
OMV AG
120,940
0.0
8,862
ONEOK, Inc.
807,594
0.2
5,475
Phillips 66
719,689
0.1
12,059
Repsol SA
159,050
0.0
4,073
Santos Ltd.
19,735
0.0
16,232
Shell PLC
526,595
0.1
2,899
Valero Energy Corp.
391,452
0.1
7,191
Williams Cos., Inc.
328,269
0.1
9,269,889
1.7
Financials : 5.3%
1,425
Admiral Group PLC
53,117
0.0
24,356
AIB Group PLC
139,519
0.0
1,383
Allianz SE
454,896
0.1
1,458
Allstate Corp.
276,510
0.1
2,116  American Financial
Group, Inc.
284,814
0.1
1,378  Ameriprise Financial,
Inc.
647,398
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
13,981  ANZ Group Holdings
Ltd.
$ 293,823
0.1
897  Ares Management
Corp. — Class A
139,788
0.0
2,838  Arthur J Gallagher &
Co.
798,528
0.2
2,956
(5)
ASR Nederland NV
144,910
0.0
784  Assicurazioni Generali
SpA
22,691
0.0
3,359
Assurant, Inc.
667,971
0.1
26,444
Aviva PLC
171,272
0.0
7,433  Axis Capital Holdings
Ltd.
591,741
0.1
676
(5)
Baloise Holding AG,
Reg
138,238
0.0
21,474
Banco BPM SpA
145,088
0.0
13,791
Banco de Sabadell SA
29,288
0.0
5,765
Bank Hapoalim BM
57,783
0.0
2,422  Bank Leumi Le-Israel
BM
23,719
0.0
13,092  Bank of Ireland Group
PLC
146,205
0.0
1,735  Bank of New York
Mellon Corp.
124,677
0.0
495
(5)
Banque Cantonale
Vaudoise
51,126
0.0
46,000  BOC Hong Kong
Holdings Ltd.
145,740
0.0
6,299
Brown & Brown, Inc.
652,576
0.1
29,020
CaixaBank SA
173,190
0.0
1,319  Capital One Financial
Corp.
197,494
0.0
3,527  Cboe Global Markets,
Inc.
722,576
0.1
8,172
Citigroup, Inc.
511,567
0.1
4,293
CME Group, Inc.
947,250
0.2
4,790  CNO Financial Group,
Inc.
168,129
0.0
2,459  Commerce Bancshares,
Inc.
146,065
0.0
1,560
Commerzbank AG
28,773
0.0
10,070
Credit Agricole SA
154,000
0.0
4,916
Danske Bank A/S
147,867
0.0
4,690  DBS Group Holdings
Ltd.
138,891
0.0
8,343
DNB Bank ASA
171,090
0.0
8,729
Equitable Holdings, Inc.
366,880
0.1
3,102
Erste Group Bank AG
169,985
0.0
9,647
Essent Group Ltd.
620,206
0.1
917  Evercore, Inc. — Class
A
232,313
0.1
9,108  Fidelity National
Information Services,
Inc.
762,795
0.2
1,810  Goldman Sachs Group,
Inc.
896,149
0.2
5,594
Hancock Whitney Corp.
286,245
0.1
317
Hannover Rueck SE
90,491
0.0
2,278  Hanover Insurance
Group, Inc.
337,395
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
6,281  Hartford Financial
Services Group, Inc.
$ 738,708
0.1
457
(5)
Helvetia Holding AG
79,029
0.0
58,629
HSBC Holdings PLC
525,963
0.1
6,677
ING Groep NV
121,141
0.0
31,053
(5)
Insurance Australia
Group Ltd.
157,812
0.0
6,017  International
Bancshares Corp.
359,756
0.1
53,100
Intesa Sanpaolo SpA
227,306
0.1
1,072
KBC Group NV
85,286
0.0
8,240
Loews Corp.
651,372
0.1
466  LPL Financial Holdings,
Inc.
108,406
0.0
14,608
M&G PLC
40,521
0.0
4,219  Marsh & McLennan
Cos., Inc.
941,217
0.2
52,522
Medibank Pvt Ltd.
132,510
0.0
9,332
MetLife, Inc.
769,703
0.2
23,299
MGIC Investment Corp.
596,454
0.1
6,062
NatWest Group PLC
28,063
0.0
3,178
NN Group NV
158,570
0.0
9,904  Old Republic
International Corp.
350,800
0.1
6,716
OneMain Holdings, Inc.
316,122
0.1
16,700  Oversea-Chinese
Banking Corp. Ltd.
195,490
0.0
10,147
(1)
Poste Italiane SpA
142,496
0.0
6,232  Prudential Financial,
Inc.
754,695
0.2
12,059  QBE Insurance Group
Ltd.
137,696
0.0
2,057  Reinsurance Group of
America, Inc.
448,159
0.1
43,141
Rithm Capital Corp.
489,650
0.1
4,618
SLM Corp.
105,614
0.0
7,100
Sompo Holdings, Inc.
160,040
0.0
13,032
Suncorp Group Ltd.
162,734
0.0
1,610
Swiss Re AG
222,791
0.1
9,250
Synchrony Financial
461,390
0.1
12,580  Tradeweb Markets, Inc.
— Class A
1,555,769
0.3
3,366
Travelers Cos., Inc.
788,048
0.2
4,885
Truist Financial Corp.
208,931
0.1
3,698
Tryg A/S
87,697
0.0
4,571
UniCredit SpA
200,675
0.1
12,029
Unum Group
715,004
0.1
16,438
Wells Fargo & Co.
928,583
0.2
2,357  Willis Towers Watson
PLC
694,207
0.1
567  Zurich Insurance Group
AG
342,559
0.1
28,661,736
5.3
Health Care : 5.1%
7,201
AbbVie, Inc.
1,422,054
0.3
1,345  Agilent Technologies,
Inc.
199,706
0.1
2,467  AmerisourceBergen
Corp.
555,272
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
13,800
Astellas Pharma, Inc.
$ 159,492
0.0
11,168
(9)
Boston Scientific Corp.
935,878
0.2
20,749  Bristol-Myers Squibb
Co.
1,073,553
0.2
5,730
Cardinal Health, Inc.
633,280
0.1
2,786
Cigna Group
965,182
0.2
13,849
CVS Health Corp.
870,825
0.2
3,810
Elevance Health, Inc.
1,981,200
0.4
4,357
Eli Lilly & Co.
3,860,041
0.7
1,712
(9)
Fresenius SE & Co.
KGaA
65,314
0.0
12,742
Gilead Sciences, Inc.
1,068,289
0.2
5,331
GSK PLC
108,545
0.0
3,118  Hikma Pharmaceuticals
PLC
79,789
0.0
825
Humana, Inc.
261,311
0.1
3,027
(9)
Intuitive Surgical, Inc.
1,487,074
0.3
13,464
Johnson & Johnson
2,181,976
0.4
900
Kyowa Kirin Co. Ltd.
15,882
0.0
1,481
McKesson Corp.
732,236
0.1
11,973
Medtronic PLC
1,077,929
0.2
4,993
Merck & Co., Inc.
567,005
0.1
5,925
Novartis AG, Reg
682,219
0.1
770  Novo Nordisk A/S —
Class B
91,331
0.0
9,600
(5)
Ono Pharmaceutical
Co. Ltd.
128,864
0.0
1,480
(5)
Orion Oyj — Class B
81,095
0.0
2,000  Otsuka Holdings Co.
Ltd.
113,598
0.0
4,182
(9)
Repligen Corp.
622,365
0.1
149
Roche Holding AG
47,683
0.0
1,601
Sanofi
184,338
0.0
9,300
Shionogi & Co. Ltd.
133,308
0.0
5,400
(5)
Takeda Pharmaceutical
Co. Ltd.
155,593
0.0
1,512  Thermo Fisher
Scientific, Inc.
935,278
0.2
4,435  UnitedHealth Group,
Inc.
2,593,056
0.5
2,642
(9)
Vertex Pharmaceuticals,
Inc.
1,228,741
0.2
55,707
Viatris, Inc.
646,758
0.1
27,946,060
5.1
Industrials : 4.4%
346
ABB Ltd., Reg
20,073
0.0
3,110  ACS Actividades
de Construccion y
Servicios SA
143,549
0.0
1,630
Acuity Brands, Inc.
448,886
0.1
1,846
AECOM
190,636
0.1
386
(1)
Aena SME SA
84,795
0.0
800
AGC, Inc.
25,960
0.0
4,468
(9)
Amentum Holdings, Inc.
144,093
0.0
4,221
AMETEK, Inc.
724,788
0.2
2,945  Armstrong World
Industries, Inc.
387,061
0.1
2,471  Automatic Data
Processing, Inc.
683,800
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
6,372
BAE Systems PLC
$ 105,789
0.0
6,349  Booz Allen Hamilton
Holding Corp.
1,033,363
0.2
9,447
Brambles Ltd.
123,999
0.0
2,442
(9)
Builders FirstSource,
Inc.
473,406
0.1
1,250
Bureau Veritas SA
41,471
0.0
6,800  Central Japan Railway
Co.
157,013
0.0
3,008
Cintas Corp.
619,287
0.1
6,646
Computershare Ltd.
115,858
0.0
24,652
CSX Corp.
851,234
0.2
2,161
Cummins, Inc.
699,710
0.1
898
DCC PLC
61,306
0.0
8,596
Delta Air Lines, Inc.
436,591
0.1
7,860
Donaldson Co., Inc.
579,282
0.1
5,167
Dover Corp.
990,721
0.2
3,400
East Japan Railway Co.
67,476
0.0
804
Eiffage SA
77,639
0.0
422
Elbit Systems Ltd.
83,977
0.0
8,087
Fortive Corp.
638,307
0.1
8,680
Genpact Ltd.
340,343
0.1
5,109
Getlink SE
91,128
0.0
2,724
Graco, Inc.
238,377
0.1
10,806
Ingersoll Rand, Inc.
1,060,717
0.2
1,340
Intertek Group PLC
92,644
0.0
4,468
Jacobs Solutions, Inc.
584,861
0.1
7,000
(5)
Japan Airlines Co. Ltd.
122,427
0.0
1,500  Jardine Matheson
Holdings Ltd.
58,500
0.0
9,565  Johnson Controls
International PLC
742,340
0.2
1,200
Kajima Corp.
22,492
0.0
1,284  Kongsberg Gruppen
ASA
125,420
0.0
4,088
Leidos Holdings, Inc.
666,344
0.1
1,162
Lockheed Martin Corp.
679,259
0.1
2,321
ManpowerGroup, Inc.
170,640
0.1
700
(5)
Mitsui OSK Lines Ltd.
24,234
0.0
4,700
Nippon Yusen KK
172,638
0.1
855
Nordson Corp.
224,549
0.1
590
Owens Corning
104,147
0.0
948
Parker-Hannifin Corp.
598,965
0.1
9,070  Raytheon Technologies
Corp.
1,098,921
0.2
3,652
Republic Services, Inc.
733,468
0.2
11,147
Rollins, Inc.
563,815
0.1
255
Safran SA
60,008
0.0
4,200
Secom Co. Ltd.
155,354
0.0
1,296
SGS SA
144,713
0.0
34,000  Singapore Technologies
Engineering Ltd.
122,799
0.0
4,531
Smiths Group PLC
101,826
0.0
2,205
Snap-on, Inc.
638,811
0.1
9,159  SS&C Technologies
Holdings, Inc.
679,689
0.1
4,500
Sumitomo Corp.
101,052
0.0
313
Thales SA
49,746
0.0
3,000
TOPPAN Holdings, Inc.
89,287
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
755
TransDigm Group, Inc.
$ 1,077,483
0.2
11,065
Transurban Group
99,973
0.0
582
Vinci SA
68,034
0.0
3,046
Waste Connections, Inc.
544,686
0.1
1,607  Watts Water
Technologies, Inc. —
Class A
332,954
0.1
7,200  West Japan Railway
Co.
136,738
0.0
3,985  Westinghouse Air Brake
Technologies Corp.
724,353
0.2
707
Wolters Kluwer NV
119,251
0.0
23,773,056
4.4
Information Technology : 10.6%
2,589  Accenture PLC — Class
A
915,160
0.2
4,334
Amdocs Ltd.
379,138
0.1
2,599
Amdocs Ltd.
227,360
0.0
44,073
Apple, Inc.
10,269,009
1.9
1,917
Applied Materials, Inc.
387,330
0.1
848
ASML Holding N.V.
706,596
0.1
21,238
Broadcom, Inc.
3,663,555
0.7
2,658  Broadridge Financial
Solutions, Inc.
571,550
0.1
2,700
Brother Industries Ltd.
52,954
0.0
2,638
(9)
Cadence Design
Systems, Inc.
714,977
0.1
28,838
Cisco Systems, Inc.
1,534,758
0.3
3,638
(9)
Crowdstrike Holdings,
Inc. — Class A
1,020,350
0.2
7,514
(9)
Datadog, Inc. — Class
A
864,561
0.1
23,197  Hewlett Packard
Enterprise Co.
474,611
0.1
1,128
(9)
HubSpot, Inc.
599,645
0.1
573
Intuit, Inc.
355,833
0.1
3,539  Jack Henry &
Associates, Inc.
624,775
0.1
516
KLA Corp.
399,596
0.1
5,268
Marvell Technology, Inc.
379,928
0.1
10,137
Micron Technology, Inc.
1,051,308
0.2
29,289
Microsoft Corp.
12,603,057
2.3
5,002
NetApp, Inc.
617,797
0.1
93,996
NVIDIA Corp.
11,414,874
2.1
400
Oracle Corp. Japan
41,297
0.0
3,345
(9)
Palo Alto Networks, Inc.
1,143,321
0.2
2,878
Qualcomm, Inc.
489,404
0.1
8,399
Sage Group PLC
115,371
0.0
1,673
(9)
ServiceNow, Inc.
1,496,314
0.3
1,500
Trend Micro, Inc./Japan
89,063
0.0
12,545
Visa, Inc. — Class A
3,449,248
0.6
4,237
(9)
Workday, Inc. — Class
A
1,035,565
0.2
57,688,305
10.6
Materials : 1.1%
19,200
Asahi Kasei Corp.
145,563
0.0
1,065
Cabot Corp.
119,035
0.0
2,196
Dow, Inc.
119,967
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
6,488
Evonik Industries AG
$ 151,880
0.0
21
Givaudan SA, Reg
115,218
0.0
2,574
Holcim AG
252,079
0.1
10,400
(5)
JFE Holdings, Inc.
139,820
0.0
6,940  LyondellBasell
Industries NV — Class
A
665,546
0.1
18,500  Mitsubishi Chemical
Group Corp.
119,000
0.0
7,800
(5)
Nippon Steel Corp.
174,815
0.1
4,000
Nitto Denko Corp.
67,313
0.0
4,111
PPG Industries, Inc.
544,543
0.1
926
Rio Tinto Ltd.
81,900
0.0
3,806
RPM International, Inc.
460,526
0.1
5,299
Sherwin-Williams Co.
2,022,469
0.4
6,874
Smurfit WestRock PLC
339,713
0.1
6,414
Sonoco Products Co.
350,397
0.1
869
Symrise AG
120,261
0.0
4,454
(5)
UPM-Kymmene Oyj
149,095
0.0
6,139,140
1.1
Real Estate : 1.2%
16,047  American Homes 4
Rent — Class A
616,044
0.1
22,884  Brixmor Property
Group, Inc.
637,548
0.1
3,847  COPT Defense
Properties
116,679
0.0
1,100  Daito Trust Construction
Co. Ltd.
133,987
0.0
4,600  Daiwa House Industry
Co. Ltd.
144,790
0.0
9,685
Equity Residential
721,145
0.2
2,018  Essex Property Trust,
Inc.
596,158
0.1
13,015  Gaming and Leisure
Properties, Inc.
669,622
0.1
18,631
Invitation Homes, Inc.
656,929
0.1
4,851
Klepierre SA
158,948
0.1
2,119  Mid-America Apartment
Communities, Inc.
336,709
0.1
8,722
Regency Centers Corp.
629,990
0.1
12,219
Scentre Group
30,717
0.0
1,155
(5)
Swiss Prime Site AG
129,445
0.0
23,031
VICI Properties, Inc.
767,163
0.2
6,345,874
1.2
Utilities : 1.4%
359
BKW AG
65,101
0.0
3,807
Black Hills Corp.
232,684
0.1
42,347
Centrica PLC
66,237
0.0
9,300  Chubu Electric Power
Co., Inc.
109,295
0.0
9,645
E.ON SE
143,633
0.0
8,104
Edison International
705,777
0.1
11,159
Engie SA
192,964
0.1
5,230
Entergy Corp.
688,320
0.1
9,048
Evergy, Inc.
561,067
0.1
14,122
Iberdrola SA
218,314
0.1
7,897
National Fuel Gas Co.
478,637
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
6,213
National Grid PLC
$ 85,883
0.0
3,601  New Jersey Resources
Corp.
169,967
0.0
19,558
NiSource, Inc.
677,685
0.1
5,952
NorthWestern Corp.
340,573
0.1
14,467
OGE Energy Corp.
593,436
0.1
1,812
ONE Gas, Inc.
134,849
0.0
15,704
Origin Energy Ltd.
108,783
0.0
5,800
Osaka Gas Co. Ltd.
130,802
0.0
8,788
PG&E Corp.
173,739
0.1
20,000  Power Assets Holdings
Ltd.
127,489
0.0
5,648
Red Electrica Corp. SA
109,804
0.0
6,378
Sempra Energy
533,392
0.1
11,101
Xcel Energy, Inc.
724,895
0.2
7,373,326
1.4
Total Common Stock
(Cost $175,593,741)
221,496,688
40.8
EXCHANGE-TRADED FUNDS : 0.3%
10,310  iShares MSCI EAFE
Value ETF
593,134
0.1
6,240  iShares Russell 1000
Value ETF
1,184,352
0.2
1,777,486
0.3
Total Exchange-Traded
Funds
(Cost $1,745,270)
1,777,486
0.3
MUTUAL FUNDS : 13.1%
Affiliated Investment Companies : 13.1%
942,864  Voya VACS Series
EMHCD Fund
10,267,786
1.9
2,820,314  Voya VACS Series HYB
Fund
29,387,669
5.4
2,961,273  Voya VACS Series SC
Fund
31,389,496
5.8
71,044,951
13.1
Total Mutual Funds
(Cost $69,936,274)
71,044,951
13.1
PREFERRED STOCK : 0.2%
Consumer Staples : 0.1%
1,991
Henkel AG & Co. KGaA
187,154
0.1
U.S. Government Agency Obligations : 0.1%
50
(10)
Federal National
Mortgage Association
615,000
0.1
Total Preferred Stock
(Cost $4,255,123)
802,154
0.2
Shares Value
Percentage
of Net
Assets
PURCHASED OPTIONS
(11)
: 0.0%
Total Purchased
Options
(Cost $116,600)
$ 11,637
0.0
Total Long-Term
Investments
(Cost $499,744,932)
540,411,584
99.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.4%
Repurchase Agreements : 1.4%
1,791,888
(12)
Bethesda Securities,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,792,133,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.500%-
7.026%, Market Value
plus accrued interest
$1,827,726, due
10/01/27-01/01/57)
1,791,888
0.3
1,791,888
(12)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,792,133,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.408%, Market Value
plus accrued interest
$1,827,726, due
05/01/26-08/20/74)
1,791,888
0.3
1,116,335
(12)
CF Secured LLC,
Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,116,488,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.070%, Market Value
plus accrued interest
$1,138,662, due
05/15/27-07/20/73)
1,116,335
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,791,888
(12)
Marex Capital Markets
Inc., Repurchase
Agreement dated
09/30/2024, 5.000%,
due 10/01/2024
(Repurchase
Amount $1,792,133,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.750%-
5.500%, Market Value
plus accrued interest
$1,827,726, due
07/15/28-09/01/54)
$ 1,791,888
0.4
1,081,930
(12)
National Bank Financial,
Inc., Repurchase
Agreement dated
09/30/2024, 4.900%,
due 10/01/2024
(Repurchase
Amount $1,082,075,
collateralized by various
U.S. Government
Securities, 0.375%-
5.000%, Market Value
plus accrued interest
$1,103,569, due
10/01/24-09/09/49)
1,081,930
0.2
Total Repurchase
Agreements
(Cost $7,573,929)
7,573,929
1.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.0%
152,000
(13)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $152,000) $ 152,000 0.0
Total Short-Term
Investments
(Cost $7,725,929)
7,725,929
1.4
Total Investments in
Securities
(Cost $507,470,861) $ 548,137,513 100.8
Liabilities in Excess of
Other Assets
(4,595,394) (0.8)
Net Assets $ 543,542,119 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2024.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
Security, or a portion of the security, is on loan.
(6)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(7)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(8)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September
30, 2024.
(9)
Non-income producing security.
(10)
Preferred Stock may be called prior to convertible date.
(11)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(12)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)
Rate shown is the 7-day yield as of September 30, 2024.
Currency Abbreviations:
BRL Brazilian Real
CHF Swiss Franc
EUR EU Euro
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 19,274,519 $ 1,263,476 $ — $ 20,537,995
Consumer Discretionary 19,080,527 851,965 — 19,932,492
Consumer Staples 12,161,851 1,666,964 — 13,828,815
Energy 7,570,257 1,699,632 — 9,269,889
Financials 22,361,655 6,300,081 — 28,661,736
Health Care 25,899,009 2,047,051 — 27,946,060
Industrials 20,764,387 3,008,669 — 23,773,056
Information Technology 57,389,620 298,685 — 57,688,305
Materials 4,622,196 1,516,944 — 6,139,140
Real Estate 5,747,987 597,887 — 6,345,874
Utilities 6,015,021 1,358,305 — 7,373,326
Total Common Stock 200,887,029 20,609,659 — 221,496,688
Collateralized Mortgage Obligations — 81,234,223 — 81,234,223
Mutual Funds 71,044,951 — — 71,044,951
Commercial Mortgage-Backed Securities — 62,437,208 — 62,437,208
Corporate Bonds/Notes — 42,555,917 — 42,555,917
Asset-Backed Securities — 42,058,290 — 42,058,290
U.S. Treasury Obligations — 14,348,593 — 14,348,593
Sovereign Bonds — 2,201,491 442,946 2,644,437
Exchange-Traded Funds 1,777,486 — — 1,777,486
Preferred Stock 615,000 187,154 — 802,154
Purchased Options — 11,637 — 11,637
Short-Term Investments 152,000 7,573,929 — 7,725,929
Total Investments, at fair value $ 274,476,466 $ 273,218,101 $ 442,946 $ 548,137,513
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps — 15,661 — 15,661
Forward Foreign Currency Contracts — 502,473 — 502,473
Forward Premium Swaptions — 330,832 — 330,832
Futures 262,400 — — 262,400
OTC Cross-Currency Swaps — 3,673 — 3,673
Total Assets $ 274,738,866 $ 274,070,740 $ 442,946 $ 549,252,552
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (657,739) $ — $ (657,739)
Forward Foreign Currency Contracts — (425,793) — (425,793)
Forward Premium Swaptions — (13,951) — (13,951)
Futures (361,838) — — (361,838)
OTC volatility swaps — (29,693) — (29,693)
Written Options — (31,492) — (31,492)
Total Liabilities $ (361,838) $ (1,158,668) $ — $ (1,520,506)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series EMHCD Fund
$ 1,879,184 $ 8,159,803 $ — $ 228,799 $ 10,267,786 $ 159,810 $ — $ —
Voya VACS Series HYB Fund
3,169,636 25,645,735 — 572,298 29,387,669 504,107 — —
Voya VACS Series SC Fund
— 31,250,703 — 138,793 31,389,496 250,749 — —
$ 5,048,820 $ 65,056,241 $ — $ 939,890 $ 71,044,951 $ 914,666 $ — $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2024, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 821,990 BRL 4,612,000 Bank of America N.A. 10/25/24 $ (22,220)
USD 103,413 TRY 4,788,000 Bank of America N.A. 04/03/25 (12,834)
USD 582,839 BRL 3,206,734 Barclays Capital Inc. 10/25/24 (4,142)
BRL 4,531,319 USD 797,901 BNP Paribas 10/25/24 31,541
CNY 13,453,539 USD 1,907,167 BNP Paribas 10/25/24 17,008
USD 803,506 MXN 15,580,791 BNP Paribas 10/25/24 15,186
BRL 10,797,382 USD 1,974,108 BNP Paribas 10/25/24 2,314
MXN 11,855,718 USD 602,608 BNP Paribas 10/25/24 (2,761)
USD 1,895,090 CNY 13,424,669 BNP Paribas 10/25/24 (24,955)
USD 806,469 BRL 4,571,927 BNP Paribas 10/25/24 (30,406)
USD 951,479 BRL 5,399,479 BNP Paribas 10/25/24 (36,876)
USD 795,479 CLP 753,173,153 BNP Paribas 10/25/24 (41,871)
USD 3,270,439 MXN 61,582,492 Citibank N.A. 10/25/24 154,633
USD 394,872 MXN 7,742,148 Citibank N.A. 10/25/24 3,153
USD 747,877 BRL 4,208,962 Citibank N.A. 10/25/24 (22,558)
BRL 5,404,780 USD 951,479 Goldman Sachs International 10/25/24 37,846
MXN 4,811,104 USD 251,768 Goldman Sachs International 10/25/24 (8,347)
USD 792,803 CLP 737,306,781 Goldman Sachs International 10/25/24 (26,907)
MXN 18,567,577 USD 968,542 Goldman Sachs International 10/25/24 (29,103)
USD 817,874 CLP 769,308,275 Goldman Sachs International 10/25/24 (37,415)
TRY 4,788,000 USD 103,301 Goldman Sachs International 04/03/25 12,945
CLP 764,378,942 USD 806,349 Morgan Stanley Capital Services LLC 10/25/24 43,459
CLP 754,016,171 USD 797,901 Morgan Stanley Capital Services LLC 10/25/24 40,386
USD 7,420 ZAR 133,534 Morgan Stanley Capital Services LLC 10/25/24 (293)
USD 1,000,000 BRL 5,499,800 Morgan Stanley Capital Services LLC 10/25/24 (6,718)
USD 955,454 BRL 5,268,758 Morgan Stanley Capital Services LLC 10/25/24 (8,973)
MXN 61,693,316 USD 3,157,677 Morgan Stanley Capital Services LLC 10/25/24 (36,265)
BRL 4,366,245 USD 766,870 Standard Chartered Bank 10/25/24 32,355
BRL 4,346,559 USD 766,870 Standard Chartered Bank 10/25/24 28,752
USD 6,398,788 EUR 5,797,415 Standard Chartered Bank 10/25/24 (61,399)
CLP 740,009,371 USD 786,739 State Street Bank and Trust Co. 10/25/24 35,976
USD 968,542 MXN 18,573,661 State Street Bank and Trust Co. 10/25/24 28,796
USD 797,768 MXN 15,500,722 State Street Bank and Trust Co. 10/25/24 13,499
EUR 5,770,256 USD 6,425,299 State Street Bank and Trust Co. 10/25/24 4,624
MXN 19,532,312 USD 1,000,000 State Street Bank and Trust Co. 10/25/24 (11,750)
$ 76,680

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
At September 30, 2024, the following futures contracts were outstanding for Voya Balanced Income Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 780 12/31/24 $ 162,428,906 $ 31,534
U.S. Treasury 5-Year Note 1,298 12/31/24 142,627,891 (361,838)
$ 305,056,797 $ (330,304)
Short Contracts:
U.S. Treasury 10-Year Note (157) 12/19/24 (17,942,156) 45,245
U.S. Treasury Long Bond (59) 12/19/24 (7,327,063) 35,366
U.S. Treasury Ultra 10-Year Note (155) 12/19/24 (18,336,016) 101,898
U.S. Treasury Ultra Long Bond (35) 12/19/24 (4,658,281) 48,357
$ (48,263,516) $ 230,866
At September 30, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Income Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Secured Overnight Financing Rate Annual 3.208 % Annual 09/10/29 USD 3,642,000 $ (10,300) $ (10,300)
Receive 28-day MXN TIIE-BANXICO Monthly 8.700 Monthly 09/20/34 MXN 19,857,000 — —
Receive 1-day Secured Overnight Financing Rate Annual 3.243 Annual 10/07/29 USD 1,054,000 — —
Receive 1-day Secured Overnight Financing Rate Annual 3.184 Annual 10/07/29 USD 1,406,000 5,033 5,033
Receive 1-day Secured Overnight Financing Rate Annual 3.256 Annual 10/07/29 USD 1,757,000 — —
Receive 1-day Secured Overnight Financing Rate Annual 3.206 Annual 09/10/29 USD 3,642,000 10,628 10,628
Receive 1-day Secured Overnight Financing Rate Annual 4.526 Annual 06/18/26 USD 14,103,800 (230,365) (230,365)
Receive 1-day Secured Overnight Financing Rate Annual 4.241 Annual 07/22/26 USD 32,651,000 (417,074) (417,074)
$ (642,078) $ (642,078)
At September 30, 2024, Voya Balanced Income Portfolio held the following OTC Cross-Currency Swap Contracts:
Counterparty Pays Portfolio Receives
Maturity
Date
Counter
party
Notional
Amount of
Currency
Received(1)
Notional
Amount of
Currency
Delivered(1)
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
Floating rate equal to
1-day Secured Overnight
Financing Rate based on
the notional amount of
currency received
Floating rate equal to 28-
day MXN TIIE-BANXICO
minus 0.67% based on
the notional amount of
currency delivered
12/15/2027 BNP
Paribas
USD 3,291,750 MXN 65,258,944 $ 3,673 $ — $ 3,673
$ 3,673 $ — $ 3,673
At September 30, 2024, the following OTC volatility swaps were outstanding for Voya Balanced Income Portfolio:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Receive
USD vs. CAD Spot Exchange
Rate 5.555% BNP Paribas 10/10/24 USD 5,000 $ (8,309) $ (8,309)
Receive
EUR vs. USD Spot Exchange
Rate 6.550% Deutsche Bank AG 02/03/25 USD 16,330 (2,704) (2,704)
Receive
USD vs. CAD Spot Exchange
Rate 5.555% Standard Chartered Bank 10/10/24 USD 5,000 (8,309) (8,309)
Receive
USD vs. CAD Spot Exchange
Rate 5.200% UBS AG 10/03/24 USD 9,000 (10,371) (10,371)
$ (29,693) $ (29,693)
At September 30, 2024, the following OTC purchased foreign currency options were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call MXN vs. Put CHF Goldman Sachs International 10/10/24 21.500 CHF 3,741,250 $ 66,772 $ 205
Call USD vs. Put EUR Morgan Stanley Capital Services LLC 10/10/24 1.090 USD 4,947,060 12,531 816

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call USD vs. Put JPY Goldman Sachs International 11/26/25 165.000 USD 228,000 $ 14,364 $ 10,468
$ 93,667 $ 11,489
At September 30, 2024, the following OTC written foreign currency options were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call MXN vs. Put CHF Goldman Sachs International 10/10/24 20.500 CHF 3,741,150 $ 16,260 $ (10)
$ 16,260 $ (10)
At September 30, 2024, the following OTC purchased interest rate swaptions were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Put on 2-Year Interest
Rate Swap
(1)
Goldman Sachs
International Pay 3.100% 6-month EUR-EURIBOR 12/20/24 EUR 7,237,000 $ 22,933 $ 148
$ 22,933 $ 148
At September 30, 2024, the following OTC written interest rate swaptions were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 5-Year Interest
Rate Swap
(1)
UBS AG Pay 3.185%
1-day Secured Overnight
Financing Rate 10/03/24 USD 7,029,000 $ 21,438 $ (3,262)
Put on 2-Year Interest
Rate Swap
(2)
Goldman Sachs
International Receive 3.280% 6-month EUR-EURIBOR 12/20/24 EUR 7,237,000 14,256 (58)
Put on 2-Year Interest
Rate Swap
(2)
Goldman Sachs
International Receive 3.453% 6-month EUR-EURIBOR 12/20/24 EUR 7,237,000 8,677 (25)
Put on 5-Year Interest
Rate Swap
(2)
UBS AG Receive 3.185%
1-day Secured Overnight
Financing Rate 10/03/24 USD 7,029,000 21,439 (28,137)
$ 65,810 $ (31,482)
At September 30, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 2.375% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 3,336,910 $ (140,150) $ (4,565)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 2,115,500 (293,300) 80,115
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.700% Receive
1-day Secured Overnight
Financing Rate 05/28/27 USD 740,000 (130,980) 27,019
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 5,914,400 (898,092) 200,086
Put on 5-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.600% Pay
1-day Secured Overnight
Financing Rate 09/18/29 USD 7,029,000 (225,912) 13,969
$ (1,688,434) $ 316,624
At September 30, 2024, the following OTC written forward premium swaptions were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 1-Year Interest
Rate Swap Bank of America N.A. 3.140% Pay
1-day Secured Overnight
Financing Rate 09/19/28 USD 17,573,000 $ 137,180 $ 5,548
Put on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 5.540% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 3,336,910 140,150 (3,901)
Put on 1-Year Interest
Rate Swap Bank of America N.A. 3.140% Receive
1-day Secured Overnight
Financing Rate 09/19/28 USD 17,573,000 137,179 (5,485)

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)

Voya Balanced Income Portfolio
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Put on 5-Year Interest
Rate Swap UBS AG 2.650% Receive 6-month EUR-EURIBOR 09/18/29 EUR 7,029,000 $ 228,549 $ 4,095
$ 643,058 $ 257
(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
BRL
—
Brazilian Real
CHF
—
Swiss Franc
CLP
—
Chilean Peso
CNY
—
Chinese Yuan
EUR
—
EU Euro
MXN
—
Mexican Peso
TRY
—
Turkish Lira
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 51,967,950
Gross Unrealized Depreciation (11,301,298)
Net Unrealized Appreciation $ 40,666,652